UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.   20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

            (Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

      (Address of principal executive offices)              (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

            (Name and address of agent for service)

Registrant’s telephone number, including area code:        800-846-7526

Date of fiscal year end:  9/30

Date of reporting period: 3/31/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

March 31, 2015

Dear Shareholder:

This Semi-Annual Report Letter is going to take a little different slant from those issued in previous years. We have become increasingly concerned with both macro and micro economic events and, as a result, I called a special investment strategy summit in January of this year. All our Sub-Advisors, several of our Trustees, our Institutional Consultants and several other invited guests participated. The main topic of discussion was how to best protect our shareholders to the degree possible in these economic turbulent times.

As a result of that conference, all our Fund Sub-Advisors (managers) have agreed to begin getting more defensive in managing our Funds for the remainder of 2015. They will be systematically working toward holding a much higher level of un-invested cash – possibly up to 50 % by the end of the third quarter – as well as taking minor positions in various investment vehicles structured to increase in value when markets go down. As you know, it is not possible to predict future events so please understand that this action, while somewhat insulating against market declines, could also result in lower upside returns in the event the market moves strongly up.

That having been said, I am pleased to report that the first half of our fiscal year (October 2014 through March 2015) has produced reasonably good returns for our shareholders as this report will reflect.

Nevertheless, asset allocation has always tended to be and should continue to be considered by investors as a prudent approach to investing – particularly in these unsettled times.

Once again, we hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Fund Profile

As of March 31, 2015 (Unaudited)

Aggressive Growth Fund

Top Ten Industries
(% of Net Assets)
Commercial Services	14.6%
Banks	11.0%
Healthcare - Products	9.9%
Software	7.6%
Semiconductors	6.4%
Biotechnology	4.8%
Computers	4.6%
Retail	4.5%
Electrical Components & Equipment	3.4%
Pharmaceuticals	3.3%
Other Assets Less Liabilities - Net	29.9%

100.0%

Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)
Semiconductors	14.5%
Retail	12.6%
Oil & Natural Gas	7.1%
Software	6.1%
Biotechnology	5.4%
Banks	5.3%
Chemicals	5.3%
Money Market Fund	4.4%
Commercial Services	4.2%
Food	3.6%
Other Assets Less Liabilities - Net	31.5%

100.0%

Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)
Money Market Fund	20.7%
Electronics	10.1%
Food	6.3%
Diversified Financial Services	5.8%
Oil & Natural Gas	5.8%
Banks	5.6%
Semiconductors	3.9%
Healthcare	3.8%
Retail	3.2%
Aerospace/Defense	2.9%
Other Assets Less Liabilities - Net	31.9%

100.0%

High Yield Bond Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	91.6%
Money Market Fund	6.8%
Other Assets Less Liabilities - Net	1.6%

100.0%

International Fund

Top Ten Industries
(% of Net Assets)
Automotive	11.1%
Insurance	8.7%
Healthcare	8.4%
Money Market Fund	8.4%
Banks	7.9%
Pharmaceutical	5.6%
Food	5.3%
Diversified Financial Services	4.5%
Telecommunications	4.4%
Oil & Natural Gas	3.9%
Other Assets Less Liabilities - Net	31.8%

100.0%

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)
Money Market Fund	19.3%
Banks	11.5%
REITs	8.1%
Building Materials	7.6%
Insurance	3.8%
Electric	3.7%
Oil & Natural Gas	3.7%
Software	3.7%
Transportation	3.7%
Retail	3.4%
Other Assets Less Liabilities - Net	31.5%

100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	34.7%
Government Mortgage - Backed Securities	30.3%
Government Notes & Bonds	27.0%
Money Market Fund	8.5%
Other Assets Less Liabilities - Net	(0.5)%

100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)
Real Estate	10.7%
Software	10.0%
Banks	9.4%
Oil & Natural Gas	8.8%
Money Market Fund	8.2%
Telecommunications	8.1%
Semiconductors	7.9%
Chemicals	5.2%
Electronics	4.7%
Pharmaceuticals	4.5%
Other Assets Less Liabilities - Net	22.5%

100.0%

Fund Profile (Continued)

As of March 31, 2015 (Unaudited)

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)
REITs	25.0%
TIPS	23.6%
Money Market Fund	19.2%
Oil & Natural Gas	7.4%
Exchange Traded Funds	6.8%
Mining	6.0%
Chemicals	4.3%
Government Mortgage - Backed Securities	2.5%
Oil & Gas Services	1.4%
Iron/Steel	1.2%
Other Assets Less Liabilities - Net	2.6%

100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	100.1%
Money Market Fund	(0.1)%

100.0%

Growth & Income Fund

Top Ten Industries
(% of Net Assets)
Government Notes & Bonds	43.6%
Insurance	6.0%
Retail	5.7%
Auto Parts & Equipment	5.1%
Oil & Natural Gas	4.1%
Commercial Services	4.0%
Electric	3.0%
Food	2.8%
Money Market Fund	2.8%
Chemicals	2.4%
Other Assets Less Liabilities - Net	20.5%

100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	97.0%
Money Market Fund	3.1%
Other Assets Less Liabilities - Net	(0.1)%

100.0%

Emerging Markets Fund

Top Ten Industries
(% of Net Assets)
Banks	11.3%
Retail	8.9%
Preferred Stock	7.7%
Diversified Financial Services	6.8%
Food	6.5%
Electric	6.4%
Oil & Natural Gas	5.8%
Iron/Steel	5.6%
Automotive	4.4%
Building Materials	3.8%
Other Assets Less Liabilities - Net	32.8%

100.0%

Schedule of Investments	Aggressive Growth
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.8%
	APPAREL - 2.3%
2,375	Carter’s, Inc.	$219,616
7,525	Steven Madden Ltd. *	285,950
1,240	VF Corp.	93,385

		598,951

	BANKS - 11.0%
6,580	Cardinal Financial Corp.	131,468
200,010	First BanCorp. *	1,240,062
4,180	First NBC Bank Holding Co. *	137,856
6,425	Hancock Holding Co.	191,851
3,875	IBERIABANK Corp.	244,241
2,225	Investar Holding Corp.	38,048
18,430	Popular, Inc. *	633,808
4,375	State Bank Financial Corp.	91,875
4,609	Synovus Financial Corp.	129,098

		2,838,307

	BIOTECHNOLOGY - 4.8%
6,200	Avalanche Biotechnologies, Inc. *	251,224
2,560	BioMarin Pharmaceutical, Inc. *	319,027
2,550	Charles River Laboratories International, Inc. *	202,189
1,955	Incyte Corp. *	179,195
1,900	Isis Pharmaceuticals, Inc. *	120,973
650	Puma Biotechnology, Inc. *	153,472

		1,226,080

	CHEMICALS - 0.8%
5,360	PolyOne Corp.	200,196

	COMMERCIAL SERVICES - 14.6%
4,125	Advisory Board Co. *	219,780
2,590	Cardtronics, Inc. *	97,384
2,845	Euronet Worldwide, Inc. *	167,144
5,475	Grand Canyon Education, Inc. *	237,067
5,995	INC Research Holdings, Inc. *	196,216
31,230	Information Services Group, Inc.	124,608
19,005	KAR Auction Services, Inc.	720,860
13,550	On Assignment, Inc. *	519,913
20,945	SEI Investments Co.	923,465
3,370	Team Health Holdings, Inc. *	197,179
11,205	TrueBlue, Inc. *	272,842
1,015	United Rentals, Inc. *	92,527

		3,768,985

	COMPUTERS - 4.6%
8,155	Cognizant Technology Solutions Corp. *	508,790
3,155	Manhattan Associates, Inc. *	159,675
2,120	MAXIMUS, Inc.	141,531
7,420	VeriFone Systems, Inc. *	258,884
5,080	WNS Holdings Ltd. - Cl. A *	123,546

		1,192,426

	DISTRIBUTION/WHOLESALE - 2.0%
13,995	H&E Equipment Services, Inc.	349,735
5,140	HD Supply Holdings, Inc. *	160,137

		509,872

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
27,570	Cowen Group, Inc. *	143,364
10,130	E*TRADE Financial Corp. *	289,262
2,400	Evercore Partners, Inc. - Cl. A	123,984
3,295	WageWorks, Inc. *	175,723

		732,333

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
4,100	Belden, Inc.	383,596
4,965	Littelfuse, Inc.	493,471

		877,067

	ELECTRONICS - 1.9%
455	Mettler-Toledo International, Inc. *	149,536
4,220	Rogers Corp. *	346,926

		496,462

	ENGINEERING & CONSTRUCTION - 0.5%
1,085	SBA Communications Corp. *	127,054

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Aggressive Growth (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	ENVIRONMENTAL CONTROL - 0.1%
640	Waste Connections, Inc.	$30,810

	HEALTHCARE - PRODUCTS - 9.9%
44,625	Accuray, Inc. *	415,012
7,605	Globus Medical, Inc. - Cl. A *	191,950
2,775	HCA Holdings, Inc. *	208,763
3,875	Insulet Corp. *	129,231
350	Intuitive Surgical, Inc. *	176,760
5,065	LDR Holding Corp. *	185,582
5,735	Masimo Corp. *	189,140
7,635	NuVasive, Inc. *	351,134
18,965	NxStage Medical, Inc. *	328,095
2,120	Sirona Dental Systems, Inc. *	190,779
5,675	Spectranetics Corp. *	197,263

		2,563,709

	HOLDING COMPANIES - 1.6%
15,540	Horizon Pharma Plc *	403,574

	HOME FURNISHINGS - 0.7%
1,450	Harman International Industries, Inc.	193,764

	INSURANCE - 3.2%
12,950	Assured Guaranty Ltd.	341,750
50,365	MGIC Investment Corp. *	485,015

		826,765

	INTERNET - 0.4%
3,310	HomeAway, Inc. *	99,863

	LEISURE - 2.4%
11,930	Brunswick Corp.	613,798

	MACHINERY-DIVERSIFIED - 1.1%
4,005	Columbus McKinnon Corp.	107,895
1,875	Zebra Technologies Corp. *	170,090

		277,985

	OIL & GAS - 2.7%
6,775	Carrizo Oil & Gas, Inc. *	336,379
4,820	Diamondback Energy, Inc. *	370,369

		706,748

	OIL & GAS SERVICES - 2.8%
1,075	Dril-Quip, Inc. *	73,519
160,895	Key Energy Services, Inc. *	292,829
15,480	Superior Energy Services Inc.	345,823

		712,171

	PHARMACEUTICALS - 3.3%
8,300	Aerie Pharmaceuticals, Inc. *	260,122
4,647	Akorn, Inc. *	220,779
13,150	PharMerica Corp. *	370,698

		851,599

	REAL ESTATE - 0.6%
3,860	HFF, Inc. - Cl. A	144,904

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Aggressive Growth (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	RETAIL - 4.5%
1,675	Advance Auto Parts, Inc.	$250,731
12,700	Bloomin’ Brands, Inc.	308,991
7,390	MarineMax, Inc. *	195,909
6,175	Sonic Corp.	195,747
2,425	Tractor Supply Co.	206,271

		1,157,649

	SEMICONDUCTORS - 6.4%
2,750	Avago Technologies Ltd.	349,195
34,585	Cypress Semiconductor Corp.	487,994
1,675	IPG Photonics Corp. *	155,273
6,680	NXP Semiconductor NV *	670,405

		1,662,867

	SOFTWARE - 7.6%
7,925	Informatica Corp. *	347,551
7,225	Monotype Imaging Holdings, Inc.	235,824
9,950	PDF Solutions, Inc. *	178,304
3,070	Proofpoint, Inc. *	181,805
14,650	PTC, Inc. *	529,890
4,350	SPS Commerce, Inc. *	291,885
3,255	SS&C Technologies Holdings, Inc.	202,787

		1,968,046

	TELECOMMUNICATIONS - 0.8%
14,605	Polycom, Inc. *	195,707

	TOTAL COMMON STOCK (Cost - $21,933,844)	24,977,692

	MASTER LIMITED PARTNERSHIPS - 1.5%
7,385	Lazard Ltd. - Cl. A (Cost - $380,383)	388,377

	REITs - 0.2%
4,900	Lexington Realty Trust - REIT (Cost - $48,467)	48,167

	MONEY MARKET FUND - 2.9%
741,420	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $741,420)(A)	741,420

	TOTAL INVESTMENTS - 101.4% (Cost - $23,104,114)(B)	$26,155,656

	OTHER ASSETS LESS LIABILITIES - NET - (1.4) %	(356,712)

	NET ASSETS - 100.0%	$25,798,944

* Non-income producing securities

REIT - Real Estate Investment Trust

(A) Variable rate security; the rate shown represents the yield at March 31, 2015.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,119,258 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,123,868
Unrealized depreciation	(87,470)

Net unrealized appreciation	$3,036,398

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	International
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 92.2%
	AIRLINES - 2.3%
7,800	Copa Holdings SA - Cl. A	$787,566
41,000	Japan Airlines Co. Ltd. *	646,980

		1,434,546

	AUTO MANUFACTURERS - 1.4%
88,000	Porsche Automobil Holding SE (ADR)	858,440

	AUTOMOTIVE - 11.1%
35,400	Continental AG (ADR)	1,671,588
45,200	Magna International, Inc.	2,425,432
39,700	Valeo SA (ADR)	2,960,230

		7,057,250

	BANKS - 7.9%
197,000	Bank of East Asia Ltd. (ADR)	780,120
28,439	DBS Group Holdings Ltd. (ADR)	1,688,850
82,500	ICICI Bank Ltd. (ADR)	854,700
55,100	Intesa Sanpaolo SpA (ADR)	1,122,938
24,100	Swedbank AB (ADR)	576,592

		5,023,200

	BUILDING MATERIALS - 0.8%
33,000	Lafarge SA (ADR)	534,930

	CHEMICALS - 0.5%
3,000	Agrium, Inc.	312,810

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
116,500	Daiwa Securities Group, Inc. (ADR)	922,098
27,900	ORIX Corp. (ADR)	1,962,486

		2,884,584

	ELECTRIC POWER - 2.7%
26,100	Huaneng Power International, Inc. (ADR)	1,254,888
47,900	Power Assets Holdings Ltd. (ADR)	482,593

		1,737,481

	ELECTRONICS - 0.9%
34,400	Orbotech Ltd. *	551,432

	ENGINEERING & CONSTRUCTION - 2.0%
35,800	Abengoa SA (ADR) *	648,696
45,000	Vinci SA (ADR)	640,800

		1,289,496

	FOOD - 5.3%
14,000	Kerry Group PLC (ADR)	953,120
87,800	Marine Harvest ASA (ADR)	1,000,305
66,200	Seven & I Holdings Co. Ltd. (ADR)	1,392,848

		3,346,273

	HAND/MACHINE TOOLS - 2.8%
103,100	Techtronic Industries Co. (ADR)	1,743,421

	HEALTHCARE - 8.4%
55,300	Fresenius Medical Care AG & Co. (ADR)	2,292,185
88,000	Smith & Nephew PLC (ADR)	3,006,960

		5,299,145

	HOLDING COMPANIES - 1.6%
35,674	Hutchison Whampoa Ltd. (ADR)	989,954

	HOME BUILDERS - 1.9%
82,000	Sekisui House Ltd. (ADR)	1,196,380

	INSURANCE - 8.7%
246,000	Aegon NV (ADR)	1,950,780
52,900	Ageas (ADR)	1,897,787
43,200	Muenchener Rueckversicherungs AG (ADR)	931,176
22,900	Zurich Insurance Group AG (ADR)	772,761

		5,552,504

	INTERNET - 1.6%
55,000	Tencent Holdings Ltd. (ADR)	1,043,350

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	International (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	MACHINERY - 3.2%
30,000	Atlas Copco AB (ADR)	$886,050
16,700	Hitachi Ltd. (ADR)	1,145,119

		2,031,169

	METAL FABRICATE/HARDWARE - 1.0%
22,000	Assa Abloy AB (ADR)	654,940

	MINERALS & MINING - 0.7%
10,000	Rio Tinto PLC (ADR)	414,000

	MISCELLANEOUS MANUFACTURING - 2.1%
38,038	FUJIFILM Holdings Corp. (ADR)	1,354,533

	OIL & NATURAL GAS - 3.9%
46,068	Statoil ASA (ADR)	810,336
23,000	TOTAL SA (ADR)	1,142,180
20,800	Woodside Petroleum Ltd. (ADR)	544,544

		2,497,060

	PHARMACEUTICAL - 5.6%
77,000	Ipsen SA (ADR)	901,670
11,100	Shire PLC (ADR)	2,656,119

		3,557,789

	RETAIL - 0.8%
51,000	Home Retail Group PLC (ADR)	497,760

	SEMICONDUCTORS - 2.9%
18,400	NXP Semiconductors NV *	1,846,624

	SOFTWARE - 1.8%
10,000	Amadeus IT Holding SA (ADR)	428,750
14,000	Open Text Corp.	740,460

		1,169,210

	TELECOMMUNICATIONS - 4.4%
15,000	Globe Telecom, Inc. (ADR)	679,875
43,000	Nippon Telegraph & Telephone Corp. (ADR)	1,325,260
12,500	Philippine Long Distance Telephone Co. (ADR)	781,125

		2,786,260

	TRANSPORTATION - 1.4%
5,000	Canadian Pacific Railway Ltd.	913,500

	TOTAL COMMON STOCK (Cost - $48,473,274)	58,578,041

	EXCHANGE TRADED FUND - 0.2%
3,400	Direxion Daily Developed Markets Bear 3X Shares * (Cost - $96,472)	100,368

	MONEY MARKET FUND - 8.4%
5,346,846	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $5,346,846)(A)	5,346,846

	TOTAL INVESTMENTS (Cost - $53,916,592)(B) - 100.8%	$64,025,255

	OTHER ASSETS LESS LIABILITIES - NET - (0.8) %	(531,456)

	NET ASSETS - 100.0%	$63,493,799

* Non-income producing securities.

(ADR) American Depositary Receipt

(A) Variable rate security; the rate shown represents the yield at March 31, 2015.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,282,452 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,991,162
Unrealized depreciation	(1,248,359)

Net unrealized appreciation	$9,742,803

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	International (Continued)
As of March 31, 2015 (Unaudited)

Diversification of Assets
Country	% of Net Assets
Australia	0.86%
Belgium	2.99%
Britain	6.17%
Canada	6.92%
China	3.62%
France	9.73%
Germany	9.06%
Hong Kong	6.29%
India	1.35%
Ireland	5.68%
Israel	0.87%
Italy	1.77%
Japan	15.66%
Netherlands	5.98%
Norway	2.85%
Panama	1.24%
Philippines	2.30%
Singapore	2.66%
Spain	1.70%
Sweden	3.34%
Switzerland	1.22%
United States	0.16%

Total	92.42%
Money Market Fund	8.42%
Liabilities in Excess of Other Assets	-0.84%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Large/Mid Cap Growth
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 94.0%
	AEROSPACE/DEFENSE - 1.4%
7,115	General Dynamics Corp.	$965,719

	APPAREL - 2.8%
7,565	Carter’s, Inc.	699,535
16,415	VF Corp.	1,236,214

		1,935,749

	BANKS - 5.3%
38,110	BB&T Corp.	1,485,909
14,775	IBERIABANK Corp.	931,268
27,770	Popular, Inc. *	955,010
10,808	Synovus Financial Corp.	302,732

		3,674,919

	BIOTECHNOLOGY - 5.4%
6,125	BioMarin Pharmaceutical, Inc. *	763,297
13,785	Celgene Corp. *	1,589,135
7,750	Charles River Laboratories International, Inc. *	614,497
4,550	Incyte Corp. *	417,053
1,415	Puma Biotechnology, Inc. *	334,096

		3,718,078

	CHEMICALS - 5.3%
20,520	LyondellBasell Industries NV	1,801,656
9,535	PolyOne Corp.	356,132
12,335	Praxair, Inc.	1,489,328

		3,647,116

	COMMERCIAL SERVICES - 4.2%
23,160	KAR Auction Services, Inc.	878,459
41,600	SEI Investments Co.	1,834,144
2,265	United Rentals, Inc. *	206,477

		2,919,080

	COMPUTERS - 2.4%
14,310	Cognizant Technology Solutions Corp. - Cl. A *	892,801
21,480	VeriFone Systems, Inc. *	749,437

		1,642,238

	DISTRIBUTION/WHOLESALE - 0.9%
19,460	HD Supply Holdings, Inc. *	606,276

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
29,325	E* TRADE Financial Corp. *	837,375

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
5,175	Belden, Inc.	484,173
6,575	Littelfuse, Inc.	653,489

		1,137,662

	ELECTRONICS - 3.5%
33,980	Amphenol Corp.	2,002,441
1,255	Mettler-Toledo International, Inc. *	412,456

		2,414,897

	ENGINEERING & CONSTRUCTION - 0.4%
2,550	SBA Communications Corp. *	298,605

	ENVIRONMENTAL CONTROL - 0.3%
4,515	Waste Connections, Inc.	217,352

	FOOD - 3.6%
11,165	JM Smucker Co.	1,292,126
15,475	McCormick & Co., Inc.	1,193,277

		2,485,403

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Large/Mid Cap Growth (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	HEALTHCARE - 2.1%
6,400	HCA Holdings, Inc. *	$481,472
1,190	Intuitive Surgical, Inc. *	600,986
3,975	Sirona Dental Systems, Inc. *	357,710

		1,440,168

	HOME FURNISHINGS - 1.3%
6,725	Harman International Industries, Inc.	898,662

	INSURANCE - 3.5%
15,300	ACE Ltd.	1,705,797
28,000	Assured Guaranty Ltd.	738,920

		2,444,717

	LEISURE TIME - 1.0%
13,145	Brunswick Corp.	676,310

	MACHINERY - 0.6%
4,425	Zebra Technologies Corp. *	401,414

	OIL & NATURAL GAS - 7.1%
7,510	Carrizo Oil & Gas, Inc. *	372,871
16,810	ConocoPhillips	1,046,591
5,595	Diamondback Energy, Inc. *	429,920
14,110	Exxon Mobil Corp.	1,199,350
25,340	Occidental Petroleum Corp.	1,849,820

		4,898,552

	OIL & GAS SERVICES - 1.6%
4,420	Dril-Quip, Inc. *	302,284
35,350	Superior Energy Services, Inc.	789,719

		1,092,003

	PHARMACEUTICALS - 3.3%
19,250	AbbVie, Inc.	1,126,895
13,610	Express Scripts Holding Co. *	1,180,940

		2,307,835

	RETAIL - 12.6%
7,475	Advance Auto Parts, Inc.	1,118,933
3,370	AutoZone, Inc. *	2,298,879
6,735	Costco Wholesale Corp.	1,020,319
26,630	Kohl’s Corp.	2,083,797
21,565	Lowe’s Cos, Inc.	1,604,220
6,725	Tractor Supply Co.	572,029

		8,698,177

	SEMICONDUCTORS - 14.5%
7,625	Avago Technologies Ltd.	968,223
68,385	Cypress Semiconductor Corp.	964,912
3,765	IPG Photonics Corp. *	349,016
48,795	Linear Technology Corp.	2,283,606
36,980	Maxim Integrated Products, Inc.	1,287,274
42,425	Micron Technology, Inc. *	1,150,990
82,025	NVIDIA Corp.	1,716,373
12,570	NXP Semiconductor NV *	1,261,525

		9,981,919

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Large/Mid Cap Growth (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	SOFTWARE - 6.1%
11,675	Check Point Software Technologies Ltd. *	$957,000
20,395	Informatica Corp. *	894,423
33,840	PTC, Inc. *	1,223,993
14,185	VMware, Inc. - Cl. A *	1,163,312

		4,238,728

	TRANSPORTATION - 2.0%
13,500	Norfolk Southern Corp.	1,389,420

	TOTAL COMMON STOCK (Cost - $55,062,154)	64,968,374

	MASTER LIMITED PARTNERSHIPS - 1.7%
22,005	Lazard Ltd. - Cl. A (Cost - $1,030,561)	1,157,243

	MONEY MARKET FUND - 4.4%
2,998,160	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $2,998,160)(A)	2,998,160

	TOTAL INVESTMENTS (Cost - $59,090,875)(B) - 100.1%	$69,123,777

	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(36,155)

	NET ASSETS - 100.0%	$69,087,622

*Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at March 31, 2015.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,129,758 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,782,682
Unrealized depreciation	(788,663)

Net unrealized appreciation	$9,994,019

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Small Cap Value
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 69.5%
	AEROSPACE/EQUIPMENT - 2.0%
44,422	Kaman Corp.	$1,884,825

	BANKS - 11.5%
14,323	BancFirst Corp.	873,416
62,047	Chemical Financial Corp.	1,945,794
61,308	Columbia Banking System, Inc.	1,776,093
78,400	Glacier Bancorp, Inc.	1,971,760
28,575	Opus Bank	882,396
49,830	WesBanco, Inc.	1,623,461
35,954	Wintrust Financial Corp.	1,714,287

		10,787,207

	BUILDING MATERIALS - 7.6%
31,111	Apogee Enterprises, Inc.	1,343,995
49,050	Boise Cascade Co. *	1,837,413
85,186	Continental Building Products, Inc. *	1,924,352
36,826	Trex Co., Inc. *	2,008,122

		7,113,882

	CHEMICALS - 2.0%
39,790	A. Schulman, Inc.	1,917,878

	COMMERCIAL SERVICES - 1.8%
96,200	Kelly Services, Inc. - Cl. A	1,677,728

	DISTRIBUTION/WHOLESALE - 1.1%
34,367	Beacon Roofing Supply, Inc. *	1,075,687

	ELECTRIC - 3.7%
31,500	ALLETE, Inc.	1,661,940
34,300	NorthWestern Corp.	1,844,997

		3,506,937

	ELECTRICAL & EQUIPMENT - 1.9%
18,145	Littelfuse, Inc.	1,803,432

	FOOD - 2.1%
18,363	J & J Snack Foods Corp.	1,959,332

	HEALTHCARE - 3.2%
22,200	Haemonetics Corp. *	997,224
16,065	Integra LifeSciences Holdings Corp. *	990,407
53,253	Merit Medical Systems, Inc. *	1,025,121

		3,012,752

	HOME FURNISHINGS - 1.8%
51,228	DTS, Inc. *	1,745,338

	INSURANCE - 3.8%
20,645	AMERISAFE, Inc.	954,831
63,200	Employers Holdings, Inc.	1,705,768
15,097	Safety Insurance Group, Inc.	902,046

		3,562,645

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Small Cap Value (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	INTERNET - 1.8%
26,400	j2 Global, Inc.	$1,733,952

	LEISURE TIME - 0.9%
45,562	ClubCorp Holdings, Inc.	882,080

	MACHINERY - 2.8%
16,662	Alamo Group, Inc.	1,051,872
53,193	Gorman-Rupp Co.	1,593,131

		2,645,003

	MEDIA - 1.0%
17,200	Meredith Corp.	959,244

	OFFICE FURNISHINGS - 1.2%
48,215	Knoll, Inc.	1,129,677

	OIL & NATURAL GAS - 3.7%
38,872	Bonanza Creek Energy, Inc. *	958,584
32,800	RSP Permian, Inc. *	826,232
140,292	Synergy Resources Corp. *	1,662,460

		3,447,276

	OIL & GAS SERVICES - 0.7%
37,931	Matrix Service Co. *	666,068

	PIPELINES - 0.6%
31,200	Primoris Services Corp.	536,328

	RETAIL - 3.4%
18,600	Lithia Motors, Inc.	1,849,026
49,282	Rush Enterprises, Inc. *	1,348,356

		3,197,382

	SEMICONDUCTORS - 1.8%
64,183	Semtech Corp. *	1,710,156

	SOFTWARE - 3.7%
71,900	AVG Technologies NV *	1,556,635
54,621	Omnicell, Inc. *	1,917,197

		3,473,832

	TRANSPORTATION - 3.7%
69,015	Heartland Express, Inc.	1,639,796
71,900	Roadrunner Transportation Systems, Inc. *	1,816,913

		3,456,709

	TRUCKING & LEASING - 1.7%
38,896	TAL International Group, Inc.	1,584,234

	TOTAL COMMON STOCK (Cost - $53,265,115)	65,469,584

	MASTER LIMITED PARTNERSHIPS - 1.2%
29,000	Cone Midstream Partners LP	504,890
39,170	World Point Terminals LP	645,522

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $1,590,340)	1,150,412

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Small Cap Value (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	REITs - 8.1%
56,293	CyrusOne, Inc.	$1,751,838
73,100	Inland Real Estate Corp.	781,439
38,500	Potlatch Corp.	1,541,540
67,308	STAG Industrial, Inc.	1,583,084
126,297	Summit Hotel Properties, Inc.	1,776,999
10,000	Terreno Realty Corp.	228,000

	TOTAL REITs (Cost - $5,935,279)	7,662,900

	MONEY MARKET FUND - 19.3%
18,144,332	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $18,144,332)(A)	18,144,332

	TOTAL INVESTMENTS (Cost - $78,935,066)(B) - 98.1%	$92,427,228

	OTHER ASSETS LESS LIABILITIES - NET - 1.9%	1,749,091

	NET ASSETS - 100.0%	$94,176,319

* Non-income producing securities.

REIT - Real Estate Investment Trust

(A) Variable rate security; the rate shown represents the yield at March 31, 2015.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,147,166 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$14,931,284
Unrealized depreciation	(1,651,222)

Net unrealized appreciation	$13,280,062

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Large/Mid Cap Value
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 74.3%
	AEROSPACE/DEFENSE - 2.9%
55,050	B/E Aerospace, Inc.	$3,502,281
42,275	KLX, Inc. *	1,629,279

		5,131,560

	AUTO - 2.2%
65,200	BorgWarner, Inc.	3,943,296

	BANKS - 5.6%
55,700	CIT Group, Inc.	2,513,184
89,800	East West Bancorp, Inc.	3,633,308
29,786	SVB Financial Group *	3,784,013

		9,930,505

	BEVERAGES - 2.0%
45,800	Dr. Pepper Snapple Group, Inc.	3,594,384

	CHEMICALS - 1.9%
12,150	Sherwin-Williams Co.	3,456,675

	COMPUTERS - 2.9%
95,500	Amdocs Ltd.	5,195,200

	DISTRIBUTION/WHOLESALE - 1.4%
34,600	WESCO International, Inc. *	2,418,194

	DIVERSIFIED FINANCIAL SERVICES - 5.8%
85,800	Eaton Vance Corp.	3,572,712
64,500	Franklin Resources, Inc.	3,310,140
84,000	Invesco Ltd.	3,333,960

		10,216,812

	ELECTRIC POWER - 1.8%
63,200	Wisconsin Energy Corp.	3,128,400

	ELECTRONICS - 10.1%
66,200	Amphenol Corp.	3,901,166
62,900	Garmin Ltd.	2,989,008
76,800	PerkinElmer, Inc.	3,927,552
52,200	TE Connectivity Ltd.	3,738,564
65,900	Woodward, Inc.	3,361,559

		17,917,849

	FOOD - 6.3%
32,500	JM Smucker Co.	3,761,225
55,700	McCormick & Co., Inc.	4,295,027
83,750	Sysco Corp.	3,159,887

		11,216,139

	GAS - 2.1%
122,260	New Jersey Resources Corp.	3,797,396

	HEALTHCARE - 3.8%
19,900	CR Bard, Inc.	3,330,265
65,700	DENTSPLY International, Inc.	3,343,473

		6,673,738

	INSURANCE - 1.7%
32,700	Axis Capital Holdings Ltd.	1,686,666
41,100	Unumprovident Corp.	1,386,303

		3,072,969

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Large/Mid Cap Value (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	MACHINERY - 1.4%
43,000	Flowserve Corp.	$2,429,070

	METAL FABRICATE/HARDWARE - 1.4%
11,500	Precision Castparts Corp.	2,415,000

	MISCELLANEOUS MANUFACTURING - 2.2%
60,400	AO Smith Corp.	3,965,864

	OIL & NATURAL GAS - 5.8%
33,750	EOG Resources, Inc.	3,094,538
14,700	EQT Corp.	1,218,189
34,700	Marathon Petroleum Corp.	3,552,933
32,500	Occidental Petroleum Corp.	2,372,500

		10,238,160

	PHARMACEUTICALS - 1.9%
39,000	Express Scripts Holding Co. *	3,384,030
1	Mallinckrodt PLC *	127

		3,384,157

	RETAIL - 3.2%
22,175	Advance Auto Parts, Inc.	3,319,376
33,725	MSC Industrial Direct Co., Inc.	2,434,945

		5,754,321

	SEMICONDUCTORS - 3.9%
27,600	Avago Technologies Ltd.	3,504,648
32,000	Microchip Technology, Inc.	1,564,800
18,200	Skyworks Solutions, Inc.	1,788,878

		6,858,326

	TEXTILES - 2.1%
20,200	Mohawk Industries, Inc. *	3,752,150

	TRANSPORTATION - 1.9%
30,800	Union Pacific Corp.	3,335,948

	TOTAL COMMON STOCK (Cost - $95,000,106)	131,826,113

	MASTER LIMITED PARTNERSHIPS - 1.8%
60,600	Lazard Ltd. - Cl. A (Cost - $2,278,082)	3,186,954

	REITs - 2.9%
26,600	Regency Centers Corp.	1,809,864
44,400	Ventas, Inc.	3,242,088

	TOTAL REITs (Cost - $4,561,405)	5,051,952

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Large/Mid Cap Value (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	MONEY MARKET FUND - 20.7%
36,783,614	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $ 36,783,614)(A)	$36,783,614

	TOTAL INVESTMENTS (Cost - $ 138,623,207)(B) - 99.7%	$176,848,633

	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	537,948

	NET ASSETS - 100.0%	$177,386,581

* Non-income producing securities.

REIT - Real Estate Investment Trust

(A) Variable rate security; the rate shown represents the yield at March 31, 2015.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $138,600,933 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$39,672,594
Unrealized depreciation	(1,424,894)

Net unrealized appreciation	$38,247,700

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Fixed Income
As of March 31, 2015 (Unaudited)

Par Value		Fair Value

	BONDS AND NOTES - 92.0%
	CORPORATE BONDS - 34.7%
$ 1,000,000	ABB Finance USA, Inc., 2.875%, 5/08/2022	$1,021,972
1,000,000	Altera Corp., 1.750%, 5/15/2017	1,006,657
740,000	Analog Devices, Inc., 3.000%, 4/15/2016	755,511
1,000,000	Boardwalk Pipelines LP, 5.750%, 9/15/2019	1,089,342
750,000	Canadian National Railway Co., 5.800%, 6/01/2016	790,816
1,000,000	Delphi Automotive Systems Corp., 4.150%, 3/15/2024	1,065,018
325,000	Eaton Corp., 5.600%, 5/15/2018	362,491
1,200,000	Enable Midstream Partners LP, 3.900% 5/15/2024 (A)	1,158,457
1,000,000	Energy Transfer Partners LP, 6.700%, 7/01/2018	1,136,458
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	616,645
900,000	Equity Residential, 5.125%, 3/15/2016	935,695
1,000,000	Glencore Funding, LLC., 4.125%, 5/30/2023 (A)	1,020,148
1,000,000	Health Care REIT, Inc., 3.750%, 3/15/2023	1,025,968
750,000	Husky Energy, Inc., 3.950%, 4/15/2022	763,163
959,956	John Sevier Combined Cycle Generation LLC, 4.626%, 1/15/2042	1,104,208
750,000	Johnson Controls, Inc., 5.000%, 3/30/2020	838,838
1,000,000	Kennametal, Inc., 3.875%, 2/15/2022	1,032,436
1,200,000	L-3 Comm Corp., 3.950%, 5/28/2024	1,233,924
800,000	LYB International Finance BV, 4.000%, 7/15/2023	848,912
500,000	Oneok, Inc., 4.250%, 2/01/2022	474,135
1,000,000	Phillips 66, 2.950%, 5/01/2017	1,034,798
1,000,000	Plains All American Pipeline, 3.650%, 6/01/2022	1,030,537
1,000,000	Rabobank Nederland, 2.125%, 10/13/2015	1,009,045
750,000	Rio Tinto Finance USA, Ltd., 2.500%, 5/20/2016	764,347
1,000,000	Simon Property Group LP, 6.125%, 5/30/2018	1,140,138
1,200,000	Sunoco Logistics Partners LP, 4.250%, 4/1/2024	1,234,534
750,000	Trinity Acquisition PLC, 4.625%, 8/15/2023	794,241
750,000	Tyco Electronics Group SA, 6.550%, 10/01/2017	841,335
1,200,000	Ventas Realty LP/CAP Corp., 3.250% 8/15/2022	1,205,746

	TOTAL CORPORATE BONDS (Cost - $26,454,526)	27,335,515

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.3%
	GOVERNMENT NOTES & BONDS - 27.0%
2,500,000	Federal Farm Credit Bank, 5.125%, 8/25/2016	2,661,520
1,000,000	Federal Home Loan Bank, 5.000%, 11/17/2017	1,107,189
2,500,000	U.S. Treasury Bond, 4.500%, 2/15/2036	3,406,445
2,000,000	U.S. Treasury Note, 2.125%, 8/31/2020	2,068,124
9,000,000	U.S. Treasury Note, 3.125%, 5/15/2021	9,798,750
2,000,000	U.S. Treasury Note, 3.875%, 5/15/2018	2,181,094

	TOTAL GOVERNMENT NOTES & BONDS (Cost - $20,756,778)	21,223,122

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 30.3%
39,312	GNMA Pool 3584, 6.000%, 7/20/2034	45,675
100,100	GNMA Pool 3612, 6.500%, 9/20/2034	119,453
293,710	GNMA Pool 3625, 6.000%, 10/20/2034	341,360
113,294	GNMA Pool 3637, 5.500%, 11/20/2034	128,427
188,752	GNMA Pool 3665, 5.500%, 1/20/2035	213,991
99,709	GNMA Pool 3679, 6.000%, 2/20/2035	115,395
208,849	GNMA Pool 3711, 5.500%, 5/20/2035	236,681
168,247	GNMA Pool 3865, 6.000%, 6/20/2036	192,644
115,486	GNMA Pool 3910, 6.000%, 10/20/2036	132,503
227,076	GNMA Pool 4058, 5.000%, 12/20/2037	248,960
237,647	GNMA Pool 4072, 5.500%, 1/20/2038	269,294
927,768	GNMA Pool 4520, 5.000%, 8/20/2039	1,040,956
579,535	GNMA Pool 4541, 5.000%, 9/20/2039	650,168
1,038,764	GNMA Pool 4947, 5.000%, 2/20/2041	1,165,809
435,671	GNMA Pool 5204, 4.500%, 10/20/2041	474,920
6,799	GNMA Pool 585163, 5.000%, 2/15/2018	7,190

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Fixed Income (Continued)
As of March 31, 2015 (Unaudited)

Par Value		Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 30.3% (Cont.)
$ 7,070	GNMA Pool 585180, 5.000%, 2/15/2018	$7,477
5,049	GNMA Pool 592492, 5.000%, 3/15/2018	5,359
4,820	GNMA Pool 599821, 5.000%, 1/15/2018	5,097
158,148	GNMA Pool 604182, 5.500%, 4/15/2033	179,832
91,269	GNMA Pool 663776, 6.500%, 1/15/2037	104,575
1,315,869	GNMA Pool 701961, 4.500%, 6/15/2039	1,454,513
387,116	GNMA Pool 734437, 4.500%, 5/15/2041	428,573
1,071,582	GNMA Pool 737556, 4.500%, 10/15/2040	1,186,286
41,191	GNMA Pool 781694, 6.000%, 12/15/2031	46,921
1,093,373	GNMA Pool 783060, 4.000%, 8/15/2040	1,177,710
574,267	GNMA Pool 783403, 3.500%, 9/15/2041	606,123
3,710,315	GNMA Pool AD8801, 3.500%, 3/15/2043	3,925,496
1,125,000	GNMA Pool AL9364, 3.500%, 3/20/2045	1,194,575
3,629,730	GNMA Pool MA0155, 4.000%, 6/20/2042	3,893,352
2,199,921	GNMA Pool MA0220, 3.500%, 7/20/2042	2,322,054
745,937	GNMA Pool MA2522, 4.000%, 1/20/2045	800,273
1,092,625	GNMA Pool MA2602, 4.000%, 2/20/2045	1,172,209

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost - $23,460,801)	23,893,851

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $44,217,579)	45,116,973

	TOTAL BONDS AND NOTES (Cost - $70,672,105)	72,452,488

Shares
	MONEY MARKET FUND - 8.5%
6,731,913	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $6,731,913)(B)	6,731,913

	TOTAL INVESTMENTS (Cost - $77,404,018)(C) - 100.5%	$79,184,401

	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %	(385,362)

	NET ASSETS - 100.0%	$78,799,039

GNMA - Government National Mortgage Association

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.76% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at March 31, 2015.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,404,018 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,067,264
Unrealized depreciation	(286,881)

Net unrealized appreciation	$1,780,383

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	High Yield Bond
As of March 31, 2015 (Unaudited)

Par Value		Fair Value

	CORPORATE BONDS - 91.6%
$ 750,000	Ally Financial, Inc., 3.500%, 1/27/2019	$742,500
500,000	AmeriGas Partners LP, 7.000%, 5/20/2022	538,750
500,000	Amstead Industries, Inc., 5.000%, 3/15/2022 (A)	505,000
250,000	Amstead Industries, Inc., 5.375%, 9/15/2024 (A)	251,250
500,000	Anixter, Inc., 5.625%, 5/01/2019	540,000
500,000	Antero Resources Finance Corp., 5.375%, 11/01/2021	486,875
500,000	ArcelorMittal, 7.000%, 2/25/2022 (B)	550,000
450,000	Biomet, Inc., 6.500%, 8/01/2020	478,125
500,000	Bombardier, Inc., 6.125%, 1/15/2023 (A)	475,000
500,000	Braskem Finance, Ltd., 6.450%, 2/03/2024	483,750
500,000	Calfrac Holdings LP, 7.500%, 12/01/2020 (A)	446,250
500,000	California Resources Corp., 6.000%, 11/15/2024 (A)	441,250
500,000	Calumet Specialty Product Partners, 6.500%, 4/15/2021 (A)	487,500
500,000	Cascades, Inc., 5.500%, 7/15/2022 (A)	509,375
415,000	Catamaran Corp., 4.750%, 3/15/2021	462,206
500,000	Cemex Finance LLC, 6.000%, 4/01/2024 (A)	500,000
500,000	CIT Group, Inc., 3.875%, 2/19/2019	496,250
500,000	Cloud Peak Energy Resources LLC, 8.500%, 12/15/2019	502,500
500,000	CommScope, Inc., 5.000%, 6/15/2021 (A)	501,875
775,000	Corrections Corp. of America, 4.125%, 4/01/2020	783,719
500,000	Crestwood Midstream Partners LP, 6.000%, 12/15/2020	505,000
500,000	Crestwood Midstream Partners LP, 7.750%, 4/01/2019	519,675
500,000	DCP Midstream, LLC., 5.850%, 5/21/2043 (A)(C)	362,500
500,000	Denbury Resources, Inc., 5.500%, 5/01/2022	451,250
500,000	Digicel, Ltd., 6.000%, 4/15/2021 (A)	476,250
500,000	DR Horton, Inc., 4.750%, 2/15/2023	510,625
500,000	DuPont Fabros Technology LP, 5.875%, 9/15/2021	518,750
500,000	Eldorado Gold Corp., 6.125%, 12/15/2020 (A)	488,750
750,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	795,000
500,000	EV Energy Partners/Fin, 8.000%, 4/15/2019	457,500
500,000	Family Tree Escrow LLC, 5.750%, 3/01/2023 (A)	528,750
500,000	Ferrellgas LP, 6.750%, 1/15/2022	511,200
500,000	FTI Consulting, Inc., 6.000%, 11/15/2022	528,135
500,000	General Cable Corp., 5.750%, 10/01/2022 (B)	467,500
500,000	Genesis Energy LP, 5.750%, 2/15/2021	485,000
500,000	Geo Group, Inc., 5.125%, 4/01/2023	512,500
500,000	Gibraltar Industries, Inc., 6.250%, 2/01/2021 (B)	510,000
500,000	Global Part/GLP Finance, 6.250%, 7/15/2022(A)	495,000
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022 (A)	503,750
500,000	Hiland Partners LP, 5.500%, 5/15/2022 (A)	515,000
350,000	Hiland Partners LP, 7.250%, 10/01/2020 (A)	378,875
560,000	HJ Heinz Co., 4.875%, 2/15/2025 (A)	608,300
500,000	Hologic, Inc., 6.250%, 8/01/2020	521,250
750,000	Iron Mountain, 6.000%, 8/15/2023	793,125
500,000	Iron Mountain, 7.750%, 10/01/2019	534,375
500,000	Kinder Morgan, Inc., 5.000%, 2/15/2021 (A)	535,074
500,000	Land O’ Lakes, Inc., 6.000%, 11/15/2022 (A)	537,500
625,000	LKQ Corp., 4.750%, 5/15/2023	615,625
500,000	Martin Midstream Partners LP, 7.250%, 2/15/2021	482,500
400,000	Mcron Finance Sub LLC, 8.375%, 5/15/2019 (A)	429,000
500,000	MedAssets, Inc., 8.000%, 11/15/2018	523,750
500,000	Men’s Wearhouse, Inc., 7.000%, 7/01/2022 (A)	528,750
750,000	Millicom International Cellular SA, 4.750%, 5/22/2020 (A)	738,000
500,000	MPT Operating Partnership LP, 6.375%, 2/15/2022	543,850

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	High Yield Bond (Continued)
As of March 31, 2015 (Unaudited)

Par Value		Fair Value

	CORPORATE BONDS - 91.6% (continued)
$ 500,000	Navient Corp., 4.875%, 6/17/2019	$500,000
250,000	NGL Energy Partners LP, 5.125%, 7/15/2019	246,250
500,000	NGL Energy Partners LP, 6.875%, 10/15/2021	525,000
500,000	NuStar Logistics LP, 6.750%, 2/01/2021	530,022
500,000	Oshkosh Corp., 5.375%, 3/01/2025 (A)	516,250
500,000	Pacific Drilling V, Ltd., 5.375%, 6/01/2020 (A)	405,000
250,000	Parker Drilling Co., 6.750%, 7/15/2022	199,375
250,000	Parker Drilling Co., 7.500%, 8/01/2020	204,375
500,000	PolyOne Corp., 7.375%, 9/15/2020	529,375
500,000	Regency Energy Partners LP, 4.500%, 11/01/2023	505,000
500,000	Rose Rock Midstream, 5.625%, 7/15/2022	495,000
1,000,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	935,000
500,000	Sealed Air Corp., 5.250%, 4/01/2023 (A)	523,750
200,000	Sealed Air Corp., 6.500%, 12/01/2020 (A)	223,500
500,000	SemGroup LP, 7.500%, 6/15/2021	526,250
500,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	508,750
500,000	Suburban Propane Partners, 5.500%, 6/01/2024	513,750
500,000	Summit Midstream Holdings LLC, 7.500%, 7/01/2021	522,500
79,000	Suncoke Energy, 7.625%, 8/01/2019	81,232
100,000	Sunoco LP, 6.375%, 4/01/2023 (A)	103,250
500,000	Targa Resources Partners LP, 4.250%, 11/15/2023	483,750
500,000	Tesoro Corp., 5.375%, 10/01/2022	525,000
391,000	Tesoro Logistics LP, 5.875%, 10/01/2020	402,730
500,000	Tullow Oil PLC, 6.000%, 11/01/2020 (A)	437,500
500,000	United States Steel Corp., 7.500%, 3/15/2022	502,500
100,000	USG Corp., 5.875%, 11/01/2021 (A)	106,750
500,000	USG Corp., 9.750%, 1/15/2018 (B)	581,250
500,000	VeriSign, Inc., 4.625%, 5/01/2023	501,250
500,000	WhiteWave Foods Co., 5.375%, 10/01/2022	538,750
500,000	Williams Partners LP, 5.875%, 4/15/2021	522,030
500,000	WPX Energy, Inc., 5.250%, 9/15/2024	442,250
500,000	WR Grace & Co., 5.125%, 10/01/2021 (A)	520,000

	TOTAL CORPORATE BONDS (Cost - $42,228,153)	42,251,673

Shares
	MONEY MARKET FUND - 6.8%
3,111,636	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $3,111,636)(C)	3,111,636

	TOTAL INVESTMENTS (Cost - $45,339,789)(D) - 98.4%	$45,363,309

	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.6%	743,015

	NET ASSETS - 100.0%	$46,106,324

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 30.5% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Step coupon security; interest rate shown reflects the rate currently in effect.

(C) Variable rate security; the rate shown represents the yield at March 31, 2015.

(D) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,339,789 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,016,513
Unrealized depreciation	(992,993)

Net unrealized appreciation	$23,520

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Israel Common Values
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 89.9%
	AEROSPACE/DEFENSE - 2.9%
7,001	Elbit Systems Ltd.	$505,542

	APPAREL - 1.9%
11,100	Delta-Galil Industries Ltd	329,836

	BANKS - 9.4%
16,400	Bank Hapoalim BM (ADR)	396,880
92,000	Bank Leumi Le-Israel BM *	341,606
19,300	First International Bank Of Israel BM.	265,401
215,000	Israel Discount Bank Ltd. *	363,756
26,000	Mizrahi Tefahot Bank Ltd. *	264,066

		1,631,709

	BUILDING MATERIALS - 2.3%
6,500	Caesar Stone SDot Yam Ltd.	394,615

	CHEMICALS - 5.2%
17,000	Frutarom Industries Ltd.	635,929
37,400	Israel Chemicals Ltd.	265,166

		901,095

	COMMERCIAL SERVICES - 1.6%
17,000	Nitsba Holdings 1995 Ltd. *	272,877

	COMPUTERS - 0.7%
24,210	Matrix IT Ltd.	121,786

	ELECTRIC - 2.6%
4,200	Kenon Holdings Ltd. *	79,800
9,723	Ormat Technologies, Inc.	369,682

		449,482

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
5,000	Mobileye NV *	210,150

	ELECTRONICS - 4.7%
36,000	Camtek Ltd. *	114,840
14,896	Ituran Location and Control Ltd.	326,371
23,500	Orbotech Ltd. *	376,705

		817,916

	ENERGY ALTERNATE SOURCES - 0.0% +
6,360	Energix-Renewable Energies Ltd. *	3,131

	FOOD - 2.8%
13,000	Osem Investments Ltd.	260,078
5,700	Rami Levi Chain Stores	228,986

		489,064

	HOME BUILDERS - 1.8%
1,000	Bayside Land Corp.	308,211

	INVESTMENT COMPANIES - 1.2%
600	Israel Corp. Ltd.	209,060

	OIL & NATURAL GAS - 8.8%
338,000	Avner Oil Exploration LLP	227,129
76,000	Delek Drilling LP	279,904
1,536,664	Isramco Negev 2 LP *	270,803
6,000	Noble Energy Inc.	293,400
1,900	Paz Oil Co. Ltd.	277,754
2,100,000	Ratio Oil Exploration LP *	174,745

		1,523,735

	PHARMACEUTICALS - 4.5%
25,000	OPKO Health Inc. *	354,250
3,100	Taro Pharmaceutical Industries Ltd. *	437,193

		791,443

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Israel Common Values (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	REAL ESTATE - 10.7%
105,000	Amot Investments Ltd.	$347,114
7,500	Azrieli Group	308,651
27,000	Gazit-Globe Ltd.	333,954
162,000	Industrial Buildings Corp.	178,584
92,000	Jerusalem Economy Ltd.	328,885
9,366	Melisron Ltd.	356,463

		1,853,651

	SEMICONDUCTORS - 7.9%
8,600	Mellanox Technologies Ltd. *	389,924
33,533	Nova Measuring Instruments Ltd. *	386,300
35,100	Tower Semiconductor Ltd. *	595,998

		1,372,222

	SOFTWARE - 10.0%
5,100	Check Point Software Technologies Ltd. *	418,047
42,900	Magic Software Enterprises Ltd.	277,992
18,000	RADWARE Ltd. *	376,380
20,900	Sapiens International Corp NV *	171,380
8,000	Verint Systems Inc. *	495,440

		1,739,239

	TELECOMMUNICATIONS - 8.1%
15,400	Allot Communications Ltd. *	135,366
50,848	Cellcom Israel, Ltd. *	244,070
11,000	EZchip Semiconductor Ltd. *	210,320
8,700	NICE Systems Ltd. (ADR)	530,091
6,757	Partner Communications Co. Ltd. (ADR) *	18,379
6,500	Silicom Ltd.	269,685

		1,407,911

	TEXTILES - 1.6%
12,000	Fox Wizel Ltd.	278,023

	TOTAL COMMON STOCKS (Cost - $12,911,170)	15,610,698

	EXCHANGE TRADED FUNDS - 0.1%
900	Direxion Daily Developed Markets Bear 3X Shares * (Cost - $25,478)	26,568

	REITs - 2.0%
45,000	Alony Hetz Properties & Investments Ltd. (Cost - $274,334)	347,189

	MONEY MARKET FUND - 8.2%
1,428,332	Fidelity Institutional Money Market Portfolio, 0.05% (Cost $1,428,332)(A)	1,428,332

	TOTAL INVESTMENTS (Cost $14,639,314)(B) - 100.2%	$17,412,787

	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(37,994)

	NET ASSETS - 100.0%	$17,374,793

* Non-income producing securities.

+ Less than 0.05%.

(ADR) American Depositary Receipt

REIT - Real Estate Investment Trust

(A) Variable rate security; the rate shown represents the yield at March 31, 2015.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,441,062 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,762,558
Unrealized depreciation	(790,833)

Net unrealized appreciation	$1,971,725

Diversification of Assets
Country	% of Net Assets
Israel	82.68%
Singapore	0.46%
United States	17.08%

Total	100.22%

Other Assets Less Liabilities - Net	-0.22%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defensive Strategies
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 21.5%
	CHEMICALS - 3.7%
261	Agrium, Inc.	$27,214
959	American Vanguard Corp.	10,185
2,782	CF Industries Holdings, Inc.	789,198
4,436	FMC Corp.	253,961
5,759	Intrepid Potash, Inc. *	66,516
14,273	K+S AG	466,074
10,109	Mosaic Co.	465,621
6,851	Potash Corp. of Saskatchewan, Inc.	220,945
768	Rayonier Advanced Materials, Inc.	11,443
4,735	Sociedad Quimica y Minera de Chile SA (ADR)	86,414
1,881	Syngenta AG (ADR)	127,551
5,904	Uralkali PJSC (GDR)	78,818

		2,603,940

	COAL - 0.0% +
1,103	Peabody Energy Corp.	5,427

	FOOD - 0.7%
867	Darling Ingredients, Inc. *	12,146
2,468	Ingredion, Inc.	192,060
6,760	Tyson Foods, Inc.	258,908

		463,114

	IRON / STEEL - 1.2%
1,178	Allegheny Technologies, Inc.	35,352
6,888	ArcelorMittal	64,885
3,701	JFE Holdings, Inc.	81,861
55,828	Nippon Steel & Sumitomo Metal Corp.	140,745
979	POSCO (ADR)	53,512
502	Reliance Steel & Aluminum Co.	30,662
11,215	Severstal PAO (GDR)	125,944
2,358	ThyssenKrupp AG *	61,870
39,955	Vale SA (ADR)	225,746

		820,577

	MACHINERY - 0.7%
8,301	AGCO Corp.	395,460
2,315	CNH Industrial NV	18,890
2,525	Joy Global, Inc.	98,929

		513,279

	MINING - 6.0%
4,028	Agnico Eagle Mines Ltd.	112,542
3,102	Allied Nevada Gold Corp. *	341
7,252	Anglo American PLC	108,882
35,839	AngloGold Ashanti Ltd. (ADR) *	334,736
2,159	Antofagasta PLC	23,463
16,787	BHP Billiton Ltd. (ADR)	780,092
234	BHP Billiton PLC (ADR)	10,357
451	Cameco Corp.	6,282
3,790	Cia de Minas Buenaventura SA (ADR)	38,393
1,877	Coeur d’Alene Mines Corp. *	8,841
9,400	Detour Gold Corp. *	79,730
856	Eldorado Gold Corp.	3,929
1,198	First Quantum Minerals Ltd.	14,509
3,802	Franco-Nevada Corp.	184,549
1,351	Freeport-McMoRan Copper & Gold, Inc.	25,601
47,005	Glencore International PLC	199,377
16,259	Gold Fields Ltd. (ADR)	65,199
8,495	Goldcorp, Inc.	153,929
7,047	Harmony Gold Mining Co. Ltd. (ADR) *	12,262
5,932	Hecla Mining Co.	17,677
6,495	IAMGOLD Corp. *	12,146
549	Kazakhmys PLC *	1,751

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defensive Strategies (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	MINING (Continued) - 6.0%
47,499	Kinross Gold Corp. *	$106,398
5,670	MMC Norilsk Nickel OJSC (ADR)	100,727
4,211	New Gold, Inc. *	14,275
1,769	Newmont Mining Corp.	38,405
2,818	Pan American Silver Corp.	24,714
117	Randgold Resources Ltd. (ADR)	8,105
18,972	Rio Tinto PLC (ADR)	785,441
710	Royal Gold, Inc.	44,808
987	Sesa Goa, Ltd. (ADR)	12,239
16,581	Silver Wheaton Corp.	315,371
11,748	Southern Copper Corp.	342,807
5,000	Sumitomo Metal Mining Co. Ltd.	73,277
3,943	Teck Resources Ltd.	54,071
17,317	Turquoise Hill Resources Ltd. *	54,029
7,265	Yamana Gold, Inc.	26,081

		4,195,336

	OIL & NATURAL GAS - 7.4%
492	Anadarko Petroleum Corp.	40,742
2,775	Apache Corp.	167,416
14,836	BG Group PLC	182,469
2,172	California Resources Corp.	16,529
1,428	Canadian Natural Resources Ltd.	43,854
1,966	Cenovus Energy, Inc.	33,103
901	Chesapeake Energy Corp.	12,758
4,209	ConocoPhillips	262,052
2,644	Devon Energy Corp.	159,460
1,870	Encana Corp.	20,850
1,233	Ensco PLC - Cl. A	25,979
1,914	EOG Resources, Inc.	175,495
23,500	Inpex Corp.	259,599
26,247	Lukoil OAO (ADR)	1,215,761
14,378	Marathon Oil Corp.	375,410
647	Noble Energy, Inc.	31,638
901	NOVATEK OAO (GDR)	67,575
5,432	Occidental Petroleum Corp.	396,536
7,011	Petroleo Brasileiro SA (ADR) *	42,136
244	Pioneer Natural Resources Co.	39,896
2,957	Reliance Industries Ltd. (GDR)	78,213
13,084	Rosneft OAO (GDR)	56,327
64	Seventy Seven Energy, Inc. *	266
2,812	Southwestern Energy Co. *	65,210
29,543	Statoil ASA (ADR)	519,661
14,122	Total SA	701,724
2,350	Transocean Ltd.	34,474
2,181	Valero Energy Corp.	138,755

		5,163,888

	OIL & GAS SERVICES - 1.4%
2,827	Baker Hughes, Inc.	179,741
1,449	Cameron International Corp. *	65,379
1,954	FMC Technologies, Inc. *	72,318
11,405	Halliburton Co.	500,451
2,210	National Oilwell Varco, Inc.	110,478
552	NOW, Inc. *	11,945

		940,312

	PIPELINES - 0.3%
3,591	Kinder Morgan, Inc.	151,037
1,592	TransCanada Corp.	67,994

		219,031

	WATER - 0.1%
10,864	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	58,883

	TOTAL COMMON STOCK (Cost - $17,840,528)	14,983,787

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defensive Strategies (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	REITs - 24.3%
2,700	Acadia Realty Trust	$94,176
3,500	Apartment Investment & Management Co.	137,760
3,750	AvalonBay Communities, Inc.	653,437
6,000	Boston Properties, Inc.	842,880
2,300	Camden Property Trust	179,699
27,000	DDR Corp.	502,740
12,800	DiamondRock Hospitality Co.	180,864
9,000	Douglas Emmett, Inc.	268,290
4,833	Education Realty Trust, Inc.	170,991
1,900	Equity Lifestyle Properties, Inc.	104,405
12,200	Equity Residential	949,892
3,654	Essex Property Trust, Inc.	840,055
6,900	Extra Space Storage, Inc.	466,233
1,300	Federal Realty Investment Trust	191,373
8,900	FelCor Lodging Trust, Inc.	102,261
16,400	First Industrial Realty Trust, Inc.	351,452
5,400	HCP, Inc.	233,334
7,600	Health Care REIT, Inc.	587,936
17,600	Hospitality Properties Trust	580,624
4,800	Kilroy Realty Corp.	365,616
23,500	Kimco Realty Corp.	630,975
13,700	Lexington Realty Trust	134,671
8,263	Macerich Co.	696,819
3,708	Mid-America Apartment Communities, Inc.	286,517
6,100	National Retail Properties, Inc.	249,917
323	Plum Creek Timber Co., Inc.	14,034
18,694	Prologis, Inc.	814,311
3,500	PS Business Parks, Inc.	290,640
5,000	Public Storage	985,700
8,917	Rayonier, Inc.	240,402
3,200	Regency Centers Corp.	217,728
8,929	Simon Property Group, Inc.	1,746,870
6,350	SL Green Realty Corp.	815,213
23,700	Strategic Hotels & Resorts, Inc. *	294,591
6,400	Summit Hotel Properties, Inc.	90,048
5,000	Taubman Centers, Inc.	385,650
12,300	UDR, Inc.	418,569
5,359	Ventas, Inc.	391,314
5,714	Washington Prime Group, Inc	95,024
8,900	Weingarten Realty Investors	320,222

	TOTAL REITs (Cost - $12,785,240)	16,923,233

	EXCHANGE TRADED FUNDS - 6.8%
19,000	iShares Silver Trust *	302,670
82,100	PowerShares DB Agriculture Fund *	1,817,694
69,700	PowerShares DB Base Metals Fund *	1,056,652
49,800	PowerShares DB Commodity Index Tracking Fund *	850,086
25,000	PowerShares DB Energy Fund *	397,000
2,900	SPDR Gold Shares *	329,614

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,464,282)	4,753,716

Par Value
	BONDS & NOTES - 28.1%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 2.5%
$ 791,840	GNMA Pool MA0155, 4.000%, 6/20/2042	849,351
392,866	GNMA Pool 4947, 5.000%, 2/20/2041	440,915
435,671	GNMA Pool 5204, 4.500%, 10/20/2041	474,921

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost - $1,729,573)	1,765,187

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defensive Strategies (Continued)
As of March 31, 2015 (Unaudited)

Par Value		Fair Value

	COPORATE BONDS - 2.0%
	CHEMICALS - 0.6%
$ 400,000	LYB International Finance BV, 4.000%, 7/15/2023	$424,456

	PIPELINES - 0.7%
400,000	Energy Transfer Partners LP, 6.700%, 7/01/2018	454,583

	REITs - 0.7%
500,000	Health Care REIT, Inc., 3.75%, 3/15/2023	512,984

	TOTAL CORPORATE BONDS (Cost - $1,336,125)	1,392,023

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 23.6%
2,475,000	TIPS, 1.125%, 1/15/2021	2,841,680
500,000	TIPS, 1.250%, 7/15/2020	581,485
1,650,000	TIPS, 1.625%, 1/15/2018	1,961,486
2,535,000	TIPS, 1.750%, 1/15/2028	3,314,248
45,000	TIPS, 2.000%, 1/15/2016	54,358
850,000	TIPS, 2.000%, 1/15/2026	1,187,679
1,450,000	TIPS, 2.125%, 1/15/2019	1,738,055
700,000	TIPS, 2.125%, 2/15/2041	1,008,679
1,050,000	TIPS, 2.375%, 1/15/2017	1,289,560
395,000	TIPS, 2.375%, 1/15/2025	594,346
1,350,000	TIPS, 2.500%, 1/15/2029	1,880,521

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost - $16,257,233)	16,452,097

	TOTAL BONDS & NOTES (Cost - $19,322,931)	19,609,307

Shares
	MONEY MARKET FUND - 19.2%
13,393,817	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $13,393,817)(A)	13,393,817

	TOTAL INVESTMENTS (Cost - $69,806,798)(B) - 99.9%	$69,663,860

	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	92,116

	NET ASSETS - 100.0%	$69,755,976

* Non-income producing securities.

+ Less than 0.05%.

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

(ADR) American Depositary Receipt

(GDR) Global Depositary receipt

(A) Variable rate security; the rate shown represents the yield at March 31, 2015.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,796,507 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,401,498
Unrealized depreciation	(5,534,145)

Net unrealized depreciation	$(132,647)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Strategic Growth
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 97.0%
276,812	Timothy Plan Aggressive Growth Fund	$2,530,057
486,301	Timothy Plan Defensive Strategies Fund	5,514,657
347,498	Timothy Plan Emerging Markets Fund	2,762,612
414,005	Timothy Plan Growth & Income Fund *	4,603,737
613,261	Timothy Plan High Yield Bond Fund	5,666,531
746,960	Timothy Plan International Fund *	6,767,459
192,439	Timothy Plan Israel Common Values Fund *	2,315,046
705,827	Timothy Plan Large/Mid Cap Growth Fund	5,943,058
298,231	Timothy Plan Large/Mid Cap Value Fund	5,770,778
150,525	Timothy Plan Small Cap Value Fund	2,778,697

	TOTAL MUTUAL FUNDS (Cost - $40,636,833)	44,652,632

	MONEY MARKET FUND - 3.1%
1,425,831	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $1,425,831)(B)	1,425,831

	TOTAL INVESTMENTS (Cost - $42,062,664)(C) - 100.1%	$46,078,463

	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(46,933)

	NET ASSETS - 100.0%	$46,031,530

* Non-income producing securities.

(A) Affiliated Funds - Class A

(B) Variable rate security; the rate shown represents the yield at March 31, 2015.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,509,543 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,521,599
Unrealized depreciation	(952,679)

Net unrealized appreciation	$2,568,920

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Conservative Growth
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 100.1%
147,837	Timothy Plan Aggressive Growth Fund	$1,351,233
630,101	Timothy Plan Defensive Strategies Fund	7,145,342
217,324	Timothy Plan Emerging Markets Fund	1,727,726
1,672,240	Timothy Plan Fixed Income Fund	17,642,136
544,936	Timothy Plan Growth & Income Fund *	6,059,690
554,070	Timothy Plan High Yield Bond Fund	5,119,605
658,010	Timothy Plan International Fund *	5,961,569
202,312	Timothy Plan Israel Common Values Fund *	2,433,810
586,181	Timothy Plan Large/Mid Cap Growth Fund	4,935,641
240,875	Timothy Plan Large/Mid Cap Value Fund	4,660,924
173,305	Timothy Plan Small Cap Value Fund	3,199,213

	TOTAL MUTUAL FUNDS (Cost - $57,974,457)	60,236,889

	TOTAL INVESTMENTS (Cost - $57,974,457)(B) - 100.1%	$60,236,889

	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(78,744)

	NET ASSETS - 100.0%	$60,158,145

* Non-income producing securities.

(A) Affiliated Funds - Class A

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,543,016 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,428,085
Unrealized depreciation	(734,212)

Net unrealized appreciation	$1,693,873

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Emerging Markets
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 87.9%
	AEROSPACE/DEFENSE - 2.1%
7,820	Embraer SA (ADR)	$240,465

	AGRICULTURE- 2.5%
28,300	Adecoagro SA *	289,226

	AIRLINES - 2.8%
3,207	Copa Holdings SA - Cl. A	323,811

	APPAREL - 0.8%
27,500	Yue Yuen Industrial Holdings Ltd.	97,189

	AUTOMOTIVE - 4.4%
4,270	China Yuchai International Ltd.	84,290
1,250	Hyundai Mobis Co. Ltd.	277,667
3,700	Kia Motors Corp.	150,709

		512,666

	BANKS - 11.3%
28,400	Banco do Brasil SA	204,469
25,600	Banco Santander Brasil SA	112,896
14,630	Erste Group Bank AG	360,302
31,760	Sberbank of Russia (ADR)	138,791
8,020	Standard Chartered PLC	130,110
13,440	TCS Group Holding PLC (GDR)	32,256
49,190	Turkiye Garanti Bankasi AS	161,605
111,600	Turkiye Vakiflar Bankasi Tao	183,106

		1,323,535

	BUILDING MATERIALS - 3.8%
45,774	Cemex SAB de CV (ADR) *	433,480
145,724	Desarrolladora Homex SAB de CV * (A)	4,985
373,450	Urbi Desarrollos Urbanos SAB de CV * (A)	6,131

		444,596

	CHEMICALS - 2.9%
68,500	Synthos SA	79,481
348,500	Yingde Gases	259,816

		339,297

	COMMERCIAL SERVICES - 2.3%
65,500	ITE Group PLC	175,402
38,500	Mills Estruturas e Servicos de Engenharia SA	96,129

		271,531

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
12,530	Hana Financial Group, Inc.	324,629
6,840	KB Financial Group, Inc.	242,241
6,100	Shinham Financial Group Co., Ltd.	230,600

		797,470

	ELECTRIC - 6.4%
14,780	APR Energy PLC	83,489
55,830	Centrais Eletricas Brasileiras SA (ADR)	101,052
10,480	Cia Paranaense de Energia (ADR)	109,830
8,600	Cia Paranaense de Energia	62,159
802,500	E.ON Russia JSC	40,711
15,690	Reliance Infrastructure Ltd. (GDR)	338,904
16,713	RusHydro JSC (ADR)	16,045

		752,190

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Emerging Markets (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	FOOD - 6.5%
344,000	First Pacific Co., Ltd.	$343,428
90	Lotte Confectionery Co., Ltd.	144,689
218,200	Marfrig Alimentos SA *	274,457

		762,574

	GAS - 1.5%
46,350	Aygaz AS	169,591

	HOLDING COMPANY - 0.6%
10,260	Haw Par Corp., Ltd.	64,312

	INVESTMENT COMPANIES - 2.0%
25,740	Grupo Aval Acciones y Valores (ADR)	230,888

	IRON/STEEL - 5.6%
1,690	POSCO	372,361
15,690	Ternium SA (ADR)	283,518

		655,879

	OIL & NATURAL GAS - 5.8%
7,404	Lukoil OAO (ADR)	340,066
55,699	Petroleo Brasileiro SA (ADR) *	339,207

		679,273

	RETAIL - 8.9%
32,270	Arcos Dorados Holdings, Inc.	159,091
2,110,000	Bosideng International Holdings Ltd.	225,890
175,600	Chow Tai Fook Jewellery Group Ltd.	188,898
136,000	Lifestyle International Holdings Ltd. (A)	242,428
82,000	Luk Fook Holdings International Ltd.	228,456

		1,044,763

	SEMICONDUCTORS - 2.5%
223	Samsung Electronics Co., Ltd.	289,579

	TELECOMMUNICATIONS - 3.2%
33,150	Mobile TeleSystems OJSC	140,806
694,700	XL Axiata TBK PT	231,142

		371,948

	TEXTILES - 0.8%
164,000	Weiqiao Textile Co.	96,248

	TRANSPORTATION - 1.2%
31,757	Globaltrans Investment PLC (GDR) *	143,542

	WATER - 3.2%
68,200	Cia de Saneamento Basico do Estado de Sao Paulo	374,929

	TOTAL COMMON STOCK (Cost - $13,046,158)	10,275,502

	PREFERRED STOCK - 7.7%
54,400	Alpargatas SA	166,808
12,120	Banco Bradesco SA	112,364
2,710	Hyundai Motor Co.	271,076
441,400	Surgutneftegas OAO *	337,497

	TOTAL PREFERRED STOCK (Cost - $827,711)	887,745

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Emerging Markets (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	REITs - 3.7%
175,710	Mexico Real Estate Management SA de CV	$277,275
76,862	PLA Administradora Industrial S de RL de CV	155,966

	TOTAL REITs (Cost - $452,299)	433,241

	MONEY MARKET FUND - 1.9%
223,339	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $223,339)(B)	223,339

	TOTAL INVESTMENTS (Cost - $14,549,507)(C) - 101.2%	$11,819,827

	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.2) %	(136,507)

	NET ASSETS - 100.0%	$11,683,320

* Non-income producing securities.

(ADR) American Depositary Receipt

(GDR) Global Depositary receipt

REITs - Real Estate Investment Trusts

(A) Illiquid security; the Advisor has determined the security to be illiquid. At March 31, 2015, the securities amounted to 2.2% of net assets.

(B) Variable rate security; the rate shown represents the yield at March 31, 2015.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,589,107 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$270,063
Unrealized depreciation	(3,039,343)

Net unrealized depreciation	$(2,769,280)

Diversification of Assets
Country	% of Net Assets
Argentina	1.36%
Austria	3.08%
Brazil	18.79%
Britain	2.61%
China	0.82%
Colombia	1.98%
Cyprus	1.50%
Hong Kong	13.58%
India	2.90%
Indonesia	1.98%
Luxembourg	4.90%
Mexico	7.51%
Panama	2.77%
Poland	0.68%
Russia	8.68%
Singapore	1.27%
South Korea	19.72%
Turkey	4.40%
United States	2.63%

Total	101.16%

Other Assets in Excess of Liabilities - Net	(1.16)%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Growth & Income
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 53.6%
	AEROSPACE/DEFENSE - 0.3%
1,300	Orbital ATK, Inc.	$99,619

	AIRLINES - 0.8%
21,000	Republic Airways Holdings, Inc. *	288,750

	AUTO PARTS & EQUIPMENT - 5.1%
8,400	American Axle & Manufacturing Holdings, Inc. *	216,972
10,000	Cooper Tire & Rubber Co.	428,400
7,400	Dana Holding Corp.	156,584
3,500	Gentherm, Inc. *	176,785
5,300	Goodyear Tire & Rubber Co.	143,524
7,000	Magna International, Inc.	375,620
8,400	Meritor, Inc. *	105,924
4,200	Standard Motor Products, Inc.	177,492

		1,781,301

	BEVERAGES - 1.2%
5,300	Dr Pepper Snapple Group, Inc.	415,944

	CHEMICALS - 2.4%
4,700	Celanese Corp.	262,542
900	CF Industries Holdings, Inc.	255,312
4,200	Westlake Chemical Corp.	302,148

		820,002

	COMMERCIAL SERVICES - 4.0%
4,200	Deluxe Corp.	290,976
6,300	Multi-Color Corp.	436,779
5,300	Strayer Education, Inc. *	283,073
4,100	United Rentals, Inc. *	373,756

		1,384,584

	COMPUTERS - 1.9%
9,500	Insight Enterprises, Inc. *	270,940
4,100	Western Digital Corp.	373,141

		644,081

	DISTRIBUTION/WHOLESALE - 0.6%
7,900	Ingram Micro, Inc. *	198,448

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
6,300	Piper Jaffray Cos *	330,498

	ELECTRIC - 3.0%
450	Avista Corp.	15,381
12,600	Empire District Electric Co.	312,732
5,500	IDACORP, Inc.	345,785
9,500	Westar Energy, Inc.	368,220

		1,042,118

	ELECTRONICS - 1.3%
2,900	Arrow Electronics, Inc. *	177,335
5,900	Avnet, Inc.	262,550

		439,885

	ENERGY-ALTERNATE SOURCES - 0.5%
6,000	Green Plains, Inc.	171,300

	FOOD - 2.8%
6,000	Ingles Markets, Inc.	296,880
3,200	Sanderson Farms, Inc.	254,880
100	Seaboard Corp. *	413,200

		964,960

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Growth & Income (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	GAS - 0.6%
6,600	UGI Corp.	$215,094

	HOUSEHOLD PRODUCTS/WARES - 1.5%
21,000	ACCO Brands Corp. *	174,510
3,300	Avery Dennison Corp.	174,603
2,200	Helen of Troy Ltd. *	179,278

		528,391

	INSURANCE - 6.0%
2,200	ACE Ltd.	245,278
6,300	Allied World Assurance Co. Holdings AG	254,520
4,200	American Financial Group, Inc.	269,430
3,200	AmTrust Financial Services, Inc.	182,352
11,600	Montpelier Re Holdings Ltd.	445,904
9,600	Unum Group	323,808
10,000	XL Group PLC	368,000

		2,089,292

	INTERNET - 0.8%
12,600	VASCO Data Security International, Inc. *	271,404

	LEISURE TIME - 0.9%
6,000	Jarden Corp. *	317,400

	MINING - 0.5%
8,400	Newmont Mining Corp.	182,364

	MISCELLANEOUS MANUFACTURING - 1.9%
4,900	American Railcar Industries, Inc.	243,677
8,000	Lydall, Inc. *	253,760
4,200	Trinity Industries, Inc.	149,142

		646,579

	OIL & NATURAL GAS - 4.1%
40,000	Abraxas Petroleum Corp. *	130,000
2,900	Cimarex Energy Co.	333,761
2,900	ConocoPhillips	180,554
3,200	Tesoro Corp.	292,128
7,500	Valero Energy Corp.	477,150

		1,413,593

	OIL & GAS SERVICES - 0.6%
3,200	Baker Hughes, Inc.	203,456

	PACKAGING & CONTAINERS - 1.4%
3,400	Crown Holdings, Inc. *	183,668
7,000	Sonoco Products Co.	318,220

		501,888

	PHARMACEUTICALS - 2.0%
4,500	Omnicare, Inc.	346,770
12,000	PharMerica Corp. *	338,280

		685,050

	RETAIL - 5.7%
4,500	Asbury Automotive Group, Inc. *	373,950
5,300	Cato Corp.	209,880
2,400	Dillard’s, Inc.	327,624
6,000	Foot Locker, Inc.	378,000
2,600	Vista Outdoor, Inc. *	111,332
10,000	World Fuel Services Corp.	574,800

		1,975,586

	SEMICONDUCTORS - 0.5%
9,500	Tower Semiconductor Ltd. *	161,310

	SOFTWARE - 0.6%
2,900	SYNNEX Corp.	224,025

	TELECOMMUNICATIONS - 0.8%
59,900	Vonage Holdings Corp. *	294,109

	TRANSPORTATION - 0.9%
3,400	Ryder System, Inc.	322,626

	TOTAL COMMON STOCK (Cost - $16,760,330)	18,613,657

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Growth & Income (Continued)
As of March 31, 2015 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 0.5%
6,800	iShares Gold Trust *	$77,860
700	SPDR Gold Shares *	79,562

	TOTAL EXCHANGE TRADED FUNDS (Cost - $171,354)	157,422

	REITs - 0.1%
1,000	CBL & Associates Properties, Inc. (Cost - $20,190)	19,800

Par Value
	BONDS & NOTES - 45.1%
	CORPORATE BONDS - 1.5%
$ 250,000	ConocoPhillips Co., 3.350%, 11/15/2024	257,935
250,000	Exxon Mobil Corp., 2.709%, 3/06/2025	252,869

	TOTAL CORPORATE BONDS (Cost - $506,160)	510,804

	GOVERNMENT NOTES & BONDS - 43.6%
250,000	Federal Farm Credit Bank, 2.850%, 4/03/2025	249,077
200,000	Federal Home Loan Bank, 2.000%, 8/22/2024 (A)	199,342
250,000	Federal Home Loan Bank, 2.780%, 2/19/2025	247,696
3,000,000	United States Treasury Note/Bond, 0.250%, 5/15/2016	2,997,657
3,150,000	United States Treasury Note/Bond, 0.375%, 2/15/2016	3,153,446
1,900,000	United States Treasury Note/Bond, 1.000%, 9/30/2016	1,916,477
1,500,000	United States Treasury Note/Bond, 1.000%, 3/31/2017	1,512,657
1,000,000	United States Treasury Note/Bond, 1.625%, 8/15/2022	992,031
1,000,000	United States Treasury Note/Bond, 1.750%, 5/15/2023	994,688
1,000,000	United States Treasury Note/Bond, 2.750%, 11/15/2023	1,072,422
500,000	United States Treasury Note/Bond, 3.125%, 2/15/2042	558,985
1,000,000	United States Treasury Note/Bond, 3.875%, 8/15/2040	1,258,984

	TOTAL GOVERNMENT BONDS & NOTES (Cost - $14,771,888)	15,153,462

	TOTAL BONDS & NOTES (Cost - 15,278,048)	15,664,266

Shares
	MONEY MARKET FUND - 2.8%
981,542	Fidelity Institutional Money Market Portfolio, 0.05% (Cost - $981,542)(B)	981,542

	TOTAL INVESTMENTS (Cost - $33,211,464)(C) - 102.1%	$35,436,687

	OTHER ASSETS LESS LIABILITIES - NET - (2.1) %	(718,356)

	TOTAL NET ASSETS - 100.0%	$34,718,331

* Non-income producing securities.

(A) Step coupon security; interest rate shown reflects the rate currently in effect.

(B) Variable rate security; the rate shown represents the yield at March 31, 2015.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,213,192 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,728,515
Unrealized depreciation	(505,020)

Net unrealized appreciation	$2,223,495

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2015

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund

ASSETS:
Investments, at cost	$23,104,114	$53,916,592	$59,090,875	$78,935,066	$138,623,207	$77,404,018

Investments, at value	$26,155,656	$64,025,255	$69,123,777	$92,427,228	$176,848,633	$79,184,401
Dividends and interest receivable	8,384	92,330	47,860	79,704	165,314	554,588
Receivable for fund shares sold	44,020	111,656	189,030	339,528	835,368	92,795
Receivable for securities sold	575,170	36,733	775,030	1,836,837	-	-
Receivable for foreign tax reclaims	-	66,206	-	-	3,901	-
Prepaid expenses and other assets	27,369	16,958	13,386	16,389	17,704	29,612

Total Assets	26,810,599	64,349,138	70,149,083	94,699,686	177,870,920	79,861,396

LIABILITIES:
Payable for fund shares redeemed	28,304	19,992	22,309	80,039	97,497	94,993
Accrued advisory fees	16,973	52,725	48,368	64,733	122,938	26,441
Accrued 12b-1 fees	7,749	15,785	19,116	25,669	48,940	21,342
Payable for securities purchased	904,591	679,798	873,814	227,361	-	797,213
Accrued expenses and other liabilities	54,038	87,039	97,854	125,565	214,964	122,368

Total Liabilities	1,011,655	855,339	1,061,461	523,367	484,339	1,062,357

Net Assets	$25,798,944	$63,493,799	$69,087,622	$94,176,319	$177,386,581	$78,799,039

NET ASSETS CONSIST OF:
Paid in capital	$20,756,111	$69,264,231	$55,908,357	$79,711,067	$132,035,585	$76,621,776
Accumulated net investment income (loss)	(128,663)	(603,413)	(40,380)	(57,006)	(4,836)	479,399
Accumulated net realized gain (loss) from investments	2,119,954	(15,275,668)	3,186,743	1,030,096	7,131,071	(82,519)
Net unrealized appreciation on investments	3,051,542	10,108,649	10,032,902	13,492,162	38,224,761	1,780,383

Net Assets	$25,798,944	$63,493,799	$69,087,622	$94,176,319	$177,386,581	$78,799,039

Class A
Net Assets	$21,571,261	$58,854,886	$60,982,822	$83,695,134	$154,827,879	$70,601,577
Shares of beneficial interest outstanding	2,361,294	6,498,434	7,245,308	4,533,912	8,003,269	6,691,594
Net Asset Value, offering price and redemption price per share	$9.14	$9.06	$8.42	$18.46	$19.35	$10.55

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.67	$9.59	$8.91	$19.53	$20.48	$11.05	*

Class C
Net Assets	$4,013,259	$3,534,782	$7,078,245	$9,488,768	$19,300,224	$7,673,873
Shares of beneficial interest outstanding	505,912	401,330	976,968	646,216	1,157,596	754,937
Net Asset Value, offering price and redemption price per share	$7.93	$8.81	$7.25	$14.68	$16.67	$10.16

Minimum Redemption Price Per Share (NAV * 0.99)	$7.85	$8.72	$7.17	$14.54	$16.51	$10.06

Class I
Net Assets	$214,424	$1,104,131	$1,026,555	$992,417	$3,258,478	$523,589
Shares of beneficial interest outstanding	23,349	121,798	121,331	53,524	168,039	49,947
Net Asset Value, offering price and redemption price per share	$9.18	$9.07	$8.46	$18.54	$19.39	$10.48

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
March 31, 2015

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund

ASSETS:
Investments, at cost	$45,339,789		$14,639,314	$69,806,798	$42,062,664	$57,974,457	$14,549,507	$33,211,464

Investments, at value	$45,363,309		$17,412,787	$69,663,860	$46,078,463	$60,236,889	$11,819,827	$35,436,687
Cash	-		19,233	310	-	-	-	-
Brazilian Real (BRL)(Cost $3,749)	-		-	-	-	-	3,750	-
Dividends and interest receivable	741,615		17,775	147,676	-	-	32,839	56,975
Receivable for fund shares sold	211,909		45,664	505,722	102,866	100,799	13,823	137,811
Receivable for securities sold	-		169,319	-	-	-	-	415,547
Receivable for foreign tax reclaims	-		-	12,438	-	-	2,929	976
Prepaid expenses and other assets	18,462		9,016	16,553	12,538	16,212	847	10,730

Total Assets	46,335,295		17,673,794	70,346,559	46,193,867	60,353,900	11,874,015	36,058,726

LIABILITIES:
Payable for securities purchased	100,000		244,189	397,276	-	-	-	1,261,417
Payable for fund shares redeemed	19,714		3,594	27,776	50,220	29,203	1,783	763
Accrued advisory fees	22,066		14,914	33,293	26,201	34,292	11,602	23,925
Accrued 12b-1 fees	11,530		5,368	21,251	5,070	7,333	2,931	9,307
Due to broker	-		-	-	-	29,168	150,106	-
Accrued expenses and other liabilities	75,661		30,936	110,987	80,846	95,759	24,273	44,983

Total Liabilities	228,971		299,001	590,583	162,337	195,755	190,695	1,340,395

Net Assets	$46,106,324		$17,374,793	$69,755,976	$46,031,530	$60,158,145	$11,683,320	$34,718,331

NET ASSETS CONSIST OF:
Paid in capital	$47,815,040		$16,287,231	$69,094,493	$46,297,269	$56,216,000	$14,560,055	$33,043,292
Accumulated net investment income (loss)	82,361		(913,621)	(144,680)	1,934,113	1,830,731	(108,358)	(93,925)
Accumulated net realized gain (loss) from investments	(1,814,597)		(772,567)	951,700	(6,215,651)	(151,018)	(28,348)	(456,259)
Net unrealized appreciation (depreciation) investments	23,520		2,773,750	(145,537)	4,015,799	2,262,432	(2,740,029)	2,225,223

Net Assets	$46,106,324		$17,374,793	$69,755,976	$46,031,530	$60,158,145	$11,683,320	$34,718,331

Class A
Net Assets	$42,253,955		$14,632,002	$55,700,399	$37,629,725	$48,196,399	$10,535,909	$29,540,370
Shares of beneficial interest outstanding	4,575,023		1,216,234	4,912,154	4,194,228	4,447,294	1,324,556	2,656,172
Net Asset Value, offering price and redemption price per share	$9.24		$12.03	$11.34	$8.97	$10.84	$7.95	$11.12

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.67	*	$12.73	$12.00	$9.49	$11.47	$8.42	$11.77

Class C
Net Assets	$2,800,635		$2,657,414	$13,871,915	$8,401,805	$11,961,746	$742,380	$3,463,598
Shares of beneficial interest outstanding	300,495		226,491	1,256,100	1,020,201	1,190,138	94,484	314,805
Net Asset Value, offering price and redemption price per share	$9.32		$11.73	$11.04	$8.24	$10.05	$7.86	$11.00

Minimum Redemption Price Per Share (NAV * 0.99)	$9.23		$11.62	$10.93	$8.15	$9.95	$7.78	$10.89

Class I
Net Assets	$1,051,734		$85,377	$183,662	$-	$-	$405,031	$1,714,363
Shares of beneficial interest outstanding	113,760		7,097	16,237	-	-	50,857	153,820
Net Asset Value, offering price and redemption price per share	$9.25		$12.03	$11.31	$-	$-	$7.96	$11.15

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2015

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund

Investment Income:
Dividend & Interest income	$98,924	$376,900	$526,414	$674,241	$1,367,336	$1,013,378
Foreign tax withheld	-	(67,345)	-	-	-	-

Total Investment Income	98,924	309,555	526,414	674,241	1,367,336	1,013,378

Operating Expenses:
Investment advisory fees	102,800	296,519	274,886	373,353	704,739	233,184
12b-1 Fees:
Class A	25,386	68,948	72,347	98,032	181,936	87,540
Class C	18,544	16,757	31,758	43,569	89,012	37,716
Administration fees	52,174	122,496	140,683	191,586	354,310	167,965
Registration fees	11,830	12,465	14,460	17,594	19,414	7,478
Custody fees	10,960	6,080	8,316	9,191	11,663	7,315
Non 12b-1 shareholder servicing fees	8,255	13,339	22,906	20,264	37,525	31,437
Printing expenses	6,779	12,236	13,952	21,152	28,912	14,567
Audit fees	5,984	6,432	6,208	5,984	6,208	5,984
Trustees’ fees	1,611	3,047	3,571	4,824	7,458	4,426
Insurance expenses	306	620	912	1,027	2,177	149
Compliance officer fees	182	2,812	3,287	4,478	7,555	4,079
Miscellaneous expenses	182	182	748	748	748	748

Total Operating Expenses	244,993	561,933	594,034	791,802	1,451,657	602,588
Less: Expenses waived by Advisor	(12,094)	(14,826)	(16,170)	(21,962)	(41,455)	(78,661)

Net Operating Expenses	232,899	547,107	577,864	769,840	1,410,202	523,927

Net Investment Income (Loss)	(133,975)	(237,552)	(51,450)	(95,599)	(42,866)	489,451

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,275,867	(1,785,319)	3,756,306	1,291,250	7,141,772	(82,475)
Net change in unrealized appreciation (depreciation) on investments	563,118	3,202,325	1,424,218	7,851,528	5,534,400	1,189,479
and foreign currency translations	-	-	-	-	(433)	-

Net Realized and Unrealized Gain on Investments	2,838,985	1,417,006	5,180,524	9,142,778	12,675,739	1,107,004

Net Increase in Net Assets Resulting From Operations	$2,705,010	$1,179,454	$5,129,074	$9,047,179	$12,632,873	$1,596,455

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended March 31, 2015

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund

Investment Income:
Dividend & Interest income	1,280,278	102,258	386,765	20	15	123,821	199,099
Dividend income from affiliated funds	-	-	-	2,264,357	2,047,724	-	-
Foreign tax withheld	-	(36,321)	(23,951)	-	-	(15,368)	(490)

Total Investment Income	1,280,278	65,937	362,814	2,264,377	2,047,739	108,453	198,609

Operating Expenses:
Investment advisory fees	132,554	79,566	207,589	147,444	194,408	69,686	132,359
12b-1 fees:
Class A	50,882	17,057	68,684	-	-	13,104	33,314
Class C	13,798	11,227	70,537	32,333	45,933	4,034	14,434
Administration fees	96,117	33,853	151,317	102,085	131,615	23,783	64,855
Registration fees	12,465	12,465	13,961	12,269	13,468	7,314	11,830
Printing expenses	10,290	2,979	15,428	11,915	12,695	2,715	6,894
Non 12b-1 shareholder servicing fees	7,453	1,723	8,610	6,066	7,793	3,419	1,338
Audit fees	7,231	7,231	7,480	5,984	5,735	7,072	5,984
Custody fees	3,931	9,122	16,218	4,989	6,359	17,960	2,979
Trustees’ fees	2,681	852	4,563	2,712	3,542	625	1,180
Compliance officer fees	2,415	790	3,728	2,561	3,261	676	1,065
Miscellaneous expenses	797	790	697	182	821	999	997
Insurance expenses	730	155	-	757	977	146	182

Total Operating Expenses	341,344	177,810	568,812	329,297	426,607	151,533	277,411
Less: Expenses waived by Advisor	(11,046)	-	(17,299)	-	-	(2,904)	(7,786)

Net Operating Expenses	330,298	177,810	551,513	329,297	426,607	148,629	269,625

Net Investment Income (Loss)	949,980	(111,873)	(188,699)	1,935,080	1,621,132	(40,176)	(71,016)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,037,615)	(599,617)	1,261,624	1,045,473	704,017	112,656	(436,750)
and foreign currency translations	-	(2,593)	(54,162)	-	-	(118,467)	-
Net change in unrealized appreciation (depreciation) on investments	(188,894)	408,753	(487,201)	(2,060,503)	(1,206,820)	(2,118,684)	1,027,670
and foreign currency translations	-	307	(1,680)	-	-	1,074	-

Net Realized and Unrealized Gain (loss) on Investments	(1,226,509)	(193,150)	718,581	(1,015,030)	(502,803)	(2,123,421)	590,920

Net Increase (Decrease) in Net Assets Resulting From Operations	$(276,529)	$(305,023)	$529,882	$920,050	$1,118,329	$(2,163,597)	$519,904

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014	March 31, 2015	September 30, 2014	March 31, 2015	September 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(133,975)	$(290,469)	$(237,552)	$242,079	$(51,450)	$(144,076)
Net realized gain (loss) from investments and foreign currency translations	2,275,867	3,103,465	(1,785,319)	2,085,417	3,756,306	7,211,427
Capital gain dividends from REITs	-	511	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	563,118	(1,227,201)	3,202,325	(964,017)	1,424,218	627,222

Net increase in net assets resulting from operations	2,705,010	1,586,306	1,179,454	1,363,479	5,129,074	7,694,573

Distributions to Shareholders:
Net investment income
Class A	-	-	-	(786,429)	-	-
Class C	-	-	-	(36,943)	-	-
Class I	-	-	-	(2,495)	-	-
Net realized gains
Class A	(2,245,403)	(1,036,995)	-	-	(5,972,517)	(4,768,553)
Class C	(465,520)	(210,803)	-	-	(757,093)	(570,867)
Class I	(19,045)	(6)	-	-	(46,341)	(7,416)

Total dividends and distributions to shareholders	(2,729,968)	(1,247,804)	-	(825,867)	(6,775,951)	(5,346,836)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,172,370	6,409,636	8,699,024	25,864,557	7,814,579	13,745,035
Class C	375,438	878,189	455,900	1,267,689	1,124,851	1,589,248
Class I	55,000	140,850	676,326	478,803	822,177	187,251
Reinvestment of dividends and distributions
Class A	2,138,108	982,936	-	668,018	5,532,544	4,397,355
Class C	426,926	199,968	-	29,829	632,800	457,708
Class I	19,045	6	-	865	39,030	4,941
Cost of shares redeemed
Class A	(2,045,043)	(6,177,331)	(5,651,788)	(10,760,223)	(7,070,682)	(12,696,431)
Class C	(184,079)	(525,919)	(308,347)	(451,935)	(336,995)	(1,284,759)
Class I	-	-	(62,346)	(8,160)	(15,190)	(8,100)

Net increase in net assets from share transactions of beneficial interest	2,957,765	1,908,335	3,808,769	17,089,443	8,543,114	6,392,248

Total Increase in Net Assets	2,932,807	2,246,837	4,988,223	17,627,055	6,896,237	8,739,985

Net Assets:
Beginning of period	22,866,137	20,619,300	58,505,576	40,878,521	62,191,385	53,451,400

End of period*	$25,798,944	$22,866,137	$63,493,799	$58,505,576	$69,087,622	$62,191,385

* Includes undistributed net investment income (loss) at end of period	$(128,663)	$5,312	$(603,413)	$(365,861)	$(40,380)	$11,070

Share Activity:
Shares Sold
Class A	239,938	695,133	986,195	2,793,998	929,412	1,628,883
Class C	47,301	107,432	52,878	142,416	154,593	212,413
Class I	5,953	15,193	76,904	52,600	96,561	22,116
Shares Reinvested
Class A	247,180	109,215	-	74,472	676,350	547,621
Class C	56,697	24,934	-	3,386	89,632	64,557
Class I	2,191	1	-	97	4,748	615
Shares Redeemed
Class A	(224,965)	(674,852)	(645,028)	(1,152,122)	(835,434)	(1,490,365)
Class C	(23,410)	(64,605)	(36,141)	(50,205)	(46,922)	(170,215)
Class I	-	-	(6,962)	(853)	(1,794)	(927)

Net increase in shares of beneficial interest outstanding	350,885	212,451	427,846	1,863,789	1,067,146	814,698

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014	March 31, 2015	September 30, 2014	March 31, 2015	September 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(95,599)	$(265,736)	$(42,866)	$(154,325)	$489,451	$1,228,801
Net realized gain (loss) from investments and foreign currency translations	1,291,250	16,166,118	7,141,772	15,007,372	(82,475)	381,634
Capital gain dividends from REITs	-	68,810	-	92,262	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,851,528	(10,727,779)	5,533,967	5,781,515	1,189,479	266,574

Net increase in net assets resulting from operations	9,047,179	5,241,413	12,632,873	20,726,824	1,596,455	1,877,009

Distributions to Shareholders:
Net investment income
Class A	-	(11)	-	(547,767)	(476,360)	(1,586,832)
Class C	-	(1)	-	(24,189)	(37,897)	(127,779)
Class I	-	-	-	(3,894)	(944)	(504)
Net realized gains
Class A	(12,987,163)	(6,644,863)	(12,823,294)	(7,988,763)	(144,536)	(148,647)
Class C	(1,739,103)	(874,075)	(1,790,617)	(1,077,063)	(15,797)	(17,627)
Class I	(122,924)	(22,910)	(221,858)	(44,330)	(262)	-

Total dividends and distributions to shareholders	(14,849,190)	(7,541,860)	(14,835,769)	(9,686,006)	(675,796)	(1,881,389)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	12,105,115	16,704,368	24,129,443	36,404,955	11,094,785	14,643,117
Class C	1,257,558	2,073,355	2,694,011	3,741,165	1,262,510	1,555,940
Class I	487,631	545,152	1,801,289	1,526,368	416,177	102,000
Reinvestment of dividends and distributions
Class A	12,320,419	6,271,941	11,574,599	7,682,226	562,749	1,583,093
Class C	1,630,327	810,924	1,532,076	930,680	44,908	119,773
Class I	56,819	20,825	198,435	45,334	1,206	503
Cost of shares redeemed
Class A	(7,834,618)	(14,065,378)	(18,001,726)	(29,948,477)	(10,176,039)	(15,512,285)
Class C	(673,995)	(1,895,500)	(1,220,917)	(2,539,469)	(824,908)	(2,506,127)
Class I	(34,113)	(12,961)	(158,156)	(149,957)	-	-

Net increase (decrease) in net assets from share transactions of beneficial interest	19,315,143	10,452,726	22,549,054	17,692,825	2,381,388	(13,986)

Total Increase (Decrease) in Net Assets	13,513,132	8,152,279	20,346,158	28,733,643	3,302,047	(18,366)

Net Assets:
Beginning of period	80,663,187	72,510,908	157,040,423	128,306,780	75,496,992	75,515,358

End of period*	$94,176,319	$80,663,187	$177,386,581	$157,040,423	$78,799,039	$75,496,992

* Includes undistributed net investment income (loss) at end of period	$(57,006)	$38,593	$(4,836)	$38,030	$479,399	$505,149

Share Activity:
Shares Sold
Class A	620,445	818,649	1,244,004	1,891,091	1,055,920	1,405,402
Class C	81,816	121,983	160,227	221,857	124,474	154,641
Class I	25,273	26,381	92,357	78,493	39,917	9,854
Shares Reinvested
Class A	687,140	311,572	613,712	421,869	54,007	153,197
Class C	114,089	48,183	94,050	57,950	4,464	12,022
Class I	3,156	1,034	10,505	2,492	117	49
Shares Redeemed
Class A	(411,971)	(692,550)	(934,450)	(1,553,204)	(967,317)	(1,489,933)
Class C	(44,350)	(111,199)	(72,564)	(150,588)	(81,344)	(249,215)
Class I	(1,698)	(627)	(8,264)	(7,549)	-	-

Net increase (decrease) in shares of beneficial interest outstanding	1,073,900	523,426	1,199,577	962,411	230,238	(3,983)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund

	Six Months Ended March 31, 2015	Year Ended September 30, 2014	Six Months Ended March 31, 2015	Year Ended September 30, 2014	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$949,980	$1,898,001	$(111,873)	$(105,809)	$(188,699)	$403,153
Net realized gain (loss) from investments and foreign currency translations	(1,037,615)	594,758	(602,210)	(55,688)	1,207,462	34,996
Capital gain dividends from REITs	-	-	-	-	-	227,729
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(188,894)	(313,447)	409,060	200,446	(488,881)	978,722

Net increase (decrease) in net assets resulting from operations	(276,529)	2,179,312	(305,023)	38,949	529,882	1,644,600

Distributions to Shareholders:
Net investment income
Class A	(863,559)	(1,823,248)	-	(566,559)	(567,990)	(229,323)
Class C	(47,017)	(100,879)	-	(68,279)	(38,759)	-
Class I	(20,844)	(4,871)	-	(429)	(1,700)	(140)
From net realized gains
Class A	-	-	-	-	(63,377)	(110,890)
Class C	-	-	-	-	(16,997)	(35,481)
Class I	-	-	-	-	(154)	(37)

Total dividends and distributions to shareholders	(931,420)	(1,928,998)	-	(635,267)	(688,977)	(375,871)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,253,424	12,655,436	2,400,498	5,259,493	7,600,263	14,684,600
Class C	326,344	964,695	663,930	1,885,221	1,607,652	2,536,965
Class I	856,317	242,798	75,165	12,976	103,932	98,526
Reinvestment of dividends and distributions
Class A	747,574	1,587,067	-	557,945	596,567	328,384
Class C	37,089	78,579	-	67,882	54,506	35,220
Class I	6,705	3,261	-	429	1,123	177
Cost of shares redeemed
Class A	(4,676,393)	(9,020,977)	(1,303,667)	(1,843,406)	(6,370,125)	(13,798,083)
Class C	(261,217)	(525,058)	(300,071)	(435,915)	(2,274,247)	(5,120,707)
Class I	(25,053)	(159)	(3,024)	-	(16,375)	-

Net increase (decrease) in net assets from share transactions of beneficial interest	3,264,790	5,985,642	1,532,831	5,504,625	1,303,296	(1,234,918)

Total Increase in Net Assets	2,056,841	6,235,956	1,227,808	4,908,307	1,144,201	33,811

Net Assets:
Beginning of period	44,049,483	37,813,527	16,146,985	11,238,678	68,611,775	68,577,964

End of period*	$46,106,324	$44,049,483	$17,374,793	$16,146,985	$69,755,976	$68,611,775

* Includes undistributed net investment income (loss) at end of period	$82,361	$63,801	$(913,621)	$(801,748)	$(144,680)	$652,468

Share Activity:
Shares Sold
Class A	673,010	1,306,702	206,991	408,112	665,349	1,278,221
Class C	34,966	99,011	58,513	148,327	145,362	225,931
Class I	90,378	25,013	6,328	993	9,069	8,520
Shares Reinvested
Class A	82,039	165,224	-	44,671	52,793	30,210
Class C	4,037	8,113	-	5,519	4,941	3,323
Class I	732	341	-	34	100	16
Shares Redeemed
Class A	(504,360)	(933,867)	(111,607)	(143,196)	(555,926)	(1,220,070)
Class C	(27,979)	(53,559)	(26,378)	(34,987)	(203,907)	(464,150)
Class I	(2,698)	(16)	(266)	-	(1,477)	-

Net increase (decrease) in shares of beneficial interest outstanding	350,125	616,962	133,581	429,473	116,304	(137,999)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014	March 31, 2015	September 30, 2014	March 31, 2015	September 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$1,935,080	$536,952	$1,621,132	$641,704	$(40,176)	$(22,654)
Net realized gain (loss) from investments and foreign currency translations	1,045,473	1,042,265	704,017	2,930,268	(5,811)	756,750
Capital gain distributions from affiliated funds	-	946,902	-	945,023	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,060,503)	274,480	(1,206,820)	(1,732,417)	(2,117,610)	(748,882)

Net increase (decrease) in net assets resulting from operations	920,050	2,800,599	1,118,329	2,784,578	(2,163,597)	(14,786)

Distributions to Shareholders:
Net Investment Income
Class A	(477,475)	(35,399)	(239,237)	(207,808)	(47,190)	-
Class C	(58,102)	-	-	-	-	-
Class I	-	-	-	-	(2,129)	-
From net realized gains
Class A	-	-	(1,411,584)	-	(606,726)	(317,280)
Class C	-	-	(396,550)	-	(48,604)	(11,694)
Class I	-	-	-	-	(17,737)	(5,929)

Total dividends and distributions to shareholders	(535,577)	(35,399)	(2,047,371)	(207,808)	(722,386)	(334,903)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,159,649	6,219,152	4,352,706	9,569,686	2,434,410	4,724,864
Class C	452,293	2,148,616	1,014,804	3,641,417	78,985	660,089
Class I					150,800	342,547
Reinvestment of dividends and distributions
Class A	460,087	34,264	1,557,616	192,204	611,234	304,324
Class C	52,537	-	370,052	-	48,100	11,626
Class I					5,114	5,375
Cost of shares redeemed
Class A	(3,237,806)	(6,076,309)	(4,531,395)	(8,588,545)	(711,059)	(2,603,515)
Class C	(1,032,588)	(1,431,283)	(1,578,436)	(2,146,521)	(66,258)	(42,881)
Class I					(1,024)	-

Net increase (decrease) in net assets from share transactions of beneficial interest	(145,828)	894,440	1,185,347	2,668,241	2,550,302	3,402,429

Total Increase (Decrease) in Net Assets	238,645	3,659,640	256,305	5,245,011	(335,681)	3,052,740

Net Assets:
Beginning of period	45,792,885	42,133,245	59,901,840	54,656,829	12,019,001	8,966,261

End of period*	$46,031,530	$45,792,885	$60,158,145	$59,901,840	$11,683,320	$12,019,001

* Includes undistributed net investment income (loss) at end of period	$1,934,113	$534,610	$1,830,731	$448,836	$(108,358)	$(18,863)

Share Activity:
Shares Sold
Class A	356,251	702,938	400,639	873,829	276,102	451,606
Class C	55,682	262,144	101,012	355,488	9,111	62,680
Class I	-	-	-	-	17,891	31,939
Shares Reinvested
Class A	52,105	3,929	145,844	17,846	71,995	29,983
Class C	6,470	-	37,266	-	5,726	1,153
Class I	-	-	-	-	602	530
Shares Redeemed
Class A	(366,806)	(685,657)	(418,461)	(782,148)	(79,998)	(249,044)
Class C	(127,150)	(174,222)	(157,636)	(210,639)	(7,821)	(4,169)
Class I	-	-	-	-	(115)	-

Net increase (decrease) in shares of beneficial interest outstanding	(23,448)	109,132	108,664	254,376	293,493	324,678

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds
Statements of Changes in Net Assets (Continued)

	Growth & Income Fund

	Six Months Ended	Period Ended
	March 31, 2015	September 30, 2014 (1)
Operations:	(Unaudited)
Net investment loss	$(71,016)	$(40,195)
Net realized loss from investments	(436,750)	(19,509)
Net change in unrealized appreciation on investments	1,027,670	1,197,553

Net increase in net assets resulting from operations	519,904	1,137,849

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,608,892	25,295,734
Class C	1,427,636	2,142,623
Class I	210,850	1,571,449
Cost of shares redeemed
Class A	(1,788,605)	(2,187,755)
Class C	(88,063)	(54,308)
Class I	(32,000)	(45,875)

Net increase in net assets from share transactions of beneficial interest	6,338,710	26,721,868

Total Increase in Net Assets	6,858,614	27,859,717

Net Assets:
Beginning of period	27,859,717	-

End of period*	$34,718,331	$27,859,717

* Includes accumulated net investment loss at end of period	$(93,925)	$(22,909)

Share Activity:
Shares Sold
Class A	601,621	2,421,373
Class C	131,572	196,355
Class I	19,170	141,740
Shares Redeemed
Class A	(162,702)	(204,120)
Class C	(8,172)	(4,950)
Class I	(2,923)	(4,167)

Net increase in shares of beneficial interest outstanding	578,566	2,546,231

(1) The Growth & Income Fund commenced operations on October 1, 2013.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$9.18		$9.00		$7.10		$5.57		$5.42		$4.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04	) (A)	(0.11	) (A)	(0.09	) (A)	(0.12	) (A)	(0.10	) (A)	(0.09)
Net realized and unrealized gain on investments	1.07		0.84		1.99		1.65		0.25		1.00

Total from investment operations	1.03		0.73		1.90		1.53		0.15		0.91

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)		(0.55)		-		-		-		-

Total distributions	(1.07)		(0.55)		-		-		-		-

Net asset value, end of period	$9.14		$9.18		$9.00		$7.10		$5.57		$5.42

Total return (B)(C)	11.85%	(D)	8.22%		26.76%		27.47%		2.77%		20.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$21,571		$19,268		$17,727		$14,398		$12,259		$13,247
Ratios to average net assets
Expenses, before waiver and reimbursement	1.92%	(E)	1.74%		-		-		-		-
Expenses, net waiver and reimbursement	1.82%	(E)	1.73%		1.86%		2.12%		1.81%		1.88%
Net investment loss, before waiver and reimbursement	(1.10)%	(E)	(1.19)%		-		-		-		-
Net investment loss, net waiver and reimbursement	(1.00)%	(E)	(1.18)%		(1.20)%		(1.78)%		(1.52)%		(1.61)%
Portfolio turnover rate	101%	(D)	91%		120%		147%		201%		89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$8.13		$8.09		$6.43		$5.06		$4.98		$4.18

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07	) (A)	(0.16	) (A)	(0.14	) (A)	(0.16	) (A)	(0.13	) (A)	(0.11)
Net realized and unrealized gain on investments	0.94		0.75		1.80		1.53		0.21		0.91

Total from investment operations	0.87		0.59		1.66		1.37		0.08		0.80

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)		(0.55)		-		-		-		-

Total distributions	(1.07)		(0.55)		-		-		-		-

Net asset value, end of period	$7.93		$8.13		$8.09		$6.43		$5.06		$4.98

Total return (B)(C)	11.37%	(D)	7.37%		25.82%		27.08%		1.61%		19.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,013		$3,458		$2,892		$2,201		$1,766		$1,670
Ratios to average net assets
Expenses, before waiver and reimbursement	2.67%	(E)	2.49%		-		-		-		-
Expenses, net waiver and reimbursement	2.57%	(E)	2.48%		2.60%		2.87%		2.57%		2.63%
Net investment loss, before waiver and reimbursement	(1.84)%	(E)	(1.94)%		-		-		-		-
Net investment loss, net waiver and reimbursement	(1.74)%	(E)	(1.93)%		(1.94)%		(2.53)%		(2.28)%		(2.35)%
Portfolio turnover rate	101%	(D)	91%		120%		147%		201%		89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$9.21		$9.01	$8.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.03)		(0.07)	-	*
Net realized and unrealized gain on investments	1.07		0.82	0.14

Total from investment operations	1.04		0.75	0.14

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)		(0.55)	-

Total distributions	(1.07)		(0.55)	-

Net asset value, end of period	$9.18		$9.21	$9.01

Total return (C)	11.92%	(D)	8.43%	1.58%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$214		$140	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.67%	(E)	1.33%	-
Expenses, net waiver and reimbursement	1.57%	(E)	1.28%	1.61%	(E)
Net investment loss, before waiver and reimbursement	(0.83)%	(E)	(0.78)%	-
Net investment loss, net waiver and reimbursement	(0.73)%	(E)	(0.73)%	(0.95)%	(E)
Portfolio turnover rate	101%	(D)	91%	120%	(D)

*Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010

	(Unaudited	)
Net asset value, beginning of period	$8.89		$8.65		$7.31		$6.54		$7.71		$7.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03	) (A)	0.05	(A)	0.06	(A)	0.03	(A)	0.20	(A)	0.04
Net realized and unrealized gain (loss) on investments	0.20		0.36		1.34		0.97		(1.33)		0.26

Total from investment operations	0.17		0.41		1.40		1.00		(1.13)		0.30

LESS DISTRIBUTIONS:
From net investment income	-		(0.17)		(0.06)		(0.23)		(0.04)		(0.11)

Total distributions	-		(0.17)		(0.06)		(0.23)		(0.04)		(0.11)

Net asset value, end of period	$9.06		$8.89		$8.65		$7.31		$6.54		$7.71

Total return (B)(C)	1.91%	(D)	4.74%		19.25%		15.73%		(14.72)%		3.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$58,855		$54,709		$38,432		$29,794		$28,423		$35,206
Ratios to average net assets
Expenses, before waiver and reimbursement	1.86%	(E)	1.69%		-		-		-		-
Expenses, net waiver and reimbursement	1.81%	(E)	1.68%		1.73%		1.82%		1.70%		1.74%
Net investment income loss, before waiver and reimbursement	(0.81)%	(E)	0.52%		-		-		-		-
Net investment income (loss), net waiver and reimbursement	(0.76)%	(E)	0.52%		0.70%		0.38%		2.45%		0.58%
Portfolio turnover rate	15%	(D)	31%		29%		34%		62%		41%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010

	(Unaudited	)
Net asset value, beginning of period	$8.67		$8.46		$7.15		$6.39		$7.58		$7.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06	) (A)	(0.02)	(A)	-	*(A)	(0.02	) (A)	0.13	(A)	(0.01)
Net realized and unrealized gain (loss) on investments	0.20		0.35	(D)	1.31		0.95		(1.29)		0.25

Total from investment operations	0.14		0.33		1.31		0.93		(1.16)		0.24

LESS DISTRIBUTIONS:
From net investment income	-		(0.12)		-		(0.17)		(0.03)		(0.07)

Total distributions	-		(0.12)		-		(0.17)		(0.03)		(0.07)

Net asset value, end of period	$8.81		$8.67		$8.46		$7.15		$6.39		$7.58

Total return (B)(C)	1.61%	(E)	3.87%		18.32%		14.88%		(15.40)%		3.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,535		$3,336		$2,446		$1,617		$1,427		$1,941
Ratios to average net assets
Expenses, before waiver and reimbursement	2.61%	(F)	2.44%		-		-		-		-
Expenses, net waiver and reimbursement	2.56%	(F)	2.44%		2.47%		2.57%		2.45%		2.49%
Net investment loss, before waiver and reimbursement	(1.56)%	(F)	(0.21)%		-		-		-		-
Net investment income (loss), net waiver and reimbursement	(1.51)%	(F)	(0.20)%		(0.01)%		(0.32)%		1.58%		(0.15)%
Portfolio turnover rate	15%	(E)	31%		29%		34%		62%		41%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transsactions for the period.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.88		$8.65	$8.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		0.08	0.02
Net realized and unrealized gain on investments	0.21		0.34	0.17

Total from investment operations	0.19		0.42	0.19

LESS DISTRIBUTIONS:
From net investment income	-		(0.19)	-

Total distributions	-		(0.19)	-

Net asset value, end of period	$9.07		$8.88	$8.65

Total return (C)	2.14%	(D)	4.85%	2.25%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,104		$461	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.61%	(E)	1.38%	-
Expenses, net waiver and reimbursement	1.56%	(E)	1.38%	1.48%	(E)
Net investment income (loss), before waiver and reimbursement	(0.53)%	(E)	0.85%	-
Net investment income (loss), net waiver and reimbursement	(0.48)%	(E)	0.86%	0.95%	(E)
Portfolio turnover rate	15%	(D)	31%	29%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class A Shares)
Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$8.66		$8.36		$7.30		$6.05		$5.99		$5.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	0.00	*(A)	(0.01	) (A)	(0.02	) (A)	(0.04	) (A)	(0.04	) (A)	(0.04)
Net realized and unrealized gain on investments	0.69		1.15		1.51		1.61		0.10		0.66

Total from investment operations	0.69		1.14		1.49		1.57		0.06		0.62

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.93)		(0.84)		(0.43)		(0.32)		-		-

Total distributions	(0.93)		(0.84)		(0.43)		(0.32)		-		-

Net asset value, end of period	$8.42		$8.66		$8.36		$7.30		$6.05		$5.99

Total return (B)(C)	8.27%	(D)	14.70%		21.62%		26.61%		1.00%		11.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$60,983		$56,073		$48,411		$41,446		$34,252		$38,865
Ratios to average net assets
Expenses, before waiver and reimbursement	1.77%	(E)	1.57%		-		-		-		-
Expenses, net waiver and reimbursement	1.72%	(E)	1.57%		1.59%		1.68%		1.60%		1.66%
Net investment loss, before waiver and reimbursement	(0.14)%	(E)	(0.18)%		-		-		-		-
Net investment loss, net waiver and reimbursement	(0.09)%	(E)	(0.17)%		(0.24)%		(0.63)%		(0.64)%		(0.74)%
Portfolio turnover rate	49%	(D)	61%		91%		127%		150%		78%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class C Shares)
Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$7.60		$7.49		$6.63		$5.57		$5.55		$5.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03	) (A)	(0.07	) (A)	(0.07	) (A)	(0.09	) (A)	0.09	) (A)	(0.08)
Net realized and unrealized gain on investments	0.61		1.02		1.36		1.47		0.11		0.62

Total from investment operations	0.58		0.95		1.29		1.38		0.02		0.54

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.93)		(0.84)		(0.43)		(0.32)		-		-

Total distributions	(0.93)		(0.84)		(0.43)		(0.32)		-		-

Net asset value, end of period	$7.25		$7.60		$7.49		$6.63		$5.57		$5.55

Total return (B)(C)	7.94%	(D)	13.84%		20.74%		25.47%		0.36%		10.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,078		$5,929		$5,041		$4,483		$2,726		$2,523
Ratios to average net assets
Expenses, before waiver and reimbursement	2.52%	(E)	2.32%		-		-		-		-
Expenses, net waiver and reimbursement	2.47%	(E)	2.32%		2.34%		2.44%		2.35%		2.41%
Net investment loss, before waiver and reimbursement	(0.88)%	(E)	(0.93)%		-		-		-		-
Net investment loss, net waiver and reimbursement	(0.83)%	(E)	(0.93)%		(0.99)%		(1.38)%		(1.38)%		(1.49)%
Portfolio turnover rate	49%	(D)	61%		91%		127%		150%		78%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class I Shares)
Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.69		$8.37		$8.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.00	*	0.01		0.01
Net realized and unrealized gain on investments	0.70		1.15	(F)	0.05

Total from investment operations	0.70		1.16		0.06

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.93)		(0.84)		-

Total distributions	(0.93)		(0.84)		-

Net asset value, end of period	$8.46		$8.69		$8.37

Total return (C)	8.35%	(D)	14.94%		0.72%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,027		$190		$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.52%	(E)	1.30%		-
Expenses, net waiver and reimbursement	1.47%	(E)	1.29%		1.34%	(E)
Net investment income, before waiver and reimbursement	0.07%	(E)	0.13%		-
Net investment income, net waiver and reimbursement	0.12%	(E)	0.14%		0.01%	(E)
Portfolio turnover rate	49%	(D)	61%		91%	(D)
*	Amount is less then $0.005 per share.
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the priod, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transsactions for the period.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class A Shares)
Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$19.79		$20.30		$14.74		$10.82		$11.28		$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	) (A)	(0.04	) (A)	0.02	(A)	0.03	(A)	(0.05	) (A)	(0.06)
Net realized and unrealized gain (loss) on investments	2.11		1.57		5.57		3.89		(0.41	) (B)	1.09

Total from investment operations	2.10		1.53		5.59		3.92		(0.46)		1.03

LESS DISTRIBUTIONS:
From net investment income	-		-		(0.03)		-		-		-
From net realized gains on investments	(3.43)		(2.04)		-		-		-		-

Total distributions	(3.43)		(2.04)		(0.03)		-		-		-

Net asset value, end of period	$18.46		$19.79		$20.30		$14.74		$10.82		$11.28

Total return (C)(D)	11.16%	(E)	7.61%		37.97%		36.23%		(4.08)%		10.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$83,695		$71,997		$64,972		$47,976		$39,145		$40,482
Ratios to average net assets
Expenses, before waiver and reimbursement	1.73%	(F)	1.53%		-		-		-		-
Expenses, net waiver and reimbursement	1.68%	(F)	1.52%		1.55%		1.59%		1.53%		1.59%
Net investment loss, before waiver and reimbursement	(0.20)%	(F)	(0.25)%		-		-		-		-
Net investment income (loss), net waiver and reimbursement	(0.15)%	(F)	(0.25)%		0.11%		0.19%		(0.36)%		(0.51)%
Portfolio turnover rate	8%	(E)	71%		73%		65%		102%		64%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class C Shares)
Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$16.45		$17.30		$12.63		$9.35		$9.82		$8.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07	) (A)	(0.17	) (A)	(0.10	) (A)	(0.06	) (A)	(0.13	) (A)	(0.12)
Net realized and unrealized gain (loss) on investments	1.73		1.36		4.77		3.34		(0.34	) (B)	0.95

Total from investment operations	1.66		1.19		4.67		3.28		(0.47)		0.83

LESS DISTRIBUTIONS:
From net realized gains on investments	(3.43)		(2.04)		-		-		-		-

Total distributions	(3.43)		(2.04)		-		-		-		-

Net asset value, end of period	$14.68		$16.45		$17.30		$12.63		$9.35		$9.82

Total return (C)(D)	10.71%	(E)	6.96%		36.98%		35.08%		(4.79)%		9.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,489		$8,135		$7,539		$4,937		$3,809		$4,186
Ratios to average net assets
Expenses, before waiver and reimbursement	2.48%	(F)	2.28%		-		-		-		-
Expenses, net waiver and reimbursement	2.43%	(F)	2.27%		2.30%		2.34%		2.28%		2.34%
Net investment loss, before waiver and reimbursement	(0.95)%	(F)	(1.01)%		-		-		-		-
Net investment loss, net waiver and reimbursement	(0.90)%	(F)	(1.01)%		(0.65)%		(0.55)%		(1.12)%		(1.26)%
Portfolio turnover rate	8%	(E)	71%		73%		65%		102%		64%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class I Shares)
Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$19.84		$20.29		$19.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.02		(0.01)
Net realized and unrealized gain on investments	2.12		1.57	(F)	0.62

Total from investment operations	2.13		1.59		0.61

LESS DISTRIBUTIONS:
From net realized gains on investments	(3.43)		(2.04)		-

Total distributions	(3.43)		(2.04)		-

Net asset value, end of period	$18.54		$19.84		$20.29

Total return (C)	11.29%	(D)	7.93%		3.10%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$992		$532		$103	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.48%	(E)	1.27%		-
Expenses, net waiver and reimbursement	1.43%	(E)	1.27%		1.30%	(E)
Net investment income, before waiver and reimbursement	0.09%	(E)	0.06%		-
Net investment income, net waiver and reimbursement	0.14%	(E)	0.07%		0.36%	(E)
Portfolio turnover rate	8%	(D)	71%		73%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the priod, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transsactions for the period.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class A Shares)
Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$19.61		$18.14		$14.80		$11.83		$11.84		$10.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	*(A)	(0.01	) (A)	0.09	(A)	0.06	(A)	0.04	(A)	0.05
Net realized and unrealized gain (loss) on investments	1.52		2.83		3.30		2.94		(0.01	) (B)	1.12

Total from investment operations	1.52		2.82		3.39		3.00		0.03		1.17

LESS DISTRIBUTIONS:
From net investment income	-		(0.09)		(0.05)		(0.03)		(0.04)		(0.05)
From net realized gains on investments	(1.78)		(1.26)		-		-		-		-

Total distributions	(1.78)		(1.35)		(0.05)		(0.03)		(0.04)		(0.05)

Net asset value, end of period	$19.35		$19.61		$18.14		$14.80		$11.83		$11.84

Total return (C)(D)	8.01%	(E)	16.13%		23.00%		25.39%		0.20%		10.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$154,828		$138,821		$114,657		$100,632		$78,255		$80,700
Ratios to average net assets
Expenses, before waiver and reimbursement	1.68%	(F)	1.50%		-		-		-		-
Expenses, net waiver and reimbursement	1.63%	(F)	1.49%		1.49%		1.57%		1.51%		1.58%
Net investment loss, before waiver and reimbursement	(0.03)%	(F)	(0.03)%		-		-		-		-
Net investment income (loss), net waiver and reimbursement	0.03%	(F)	(0.03)%		0.55%		0.42%		0.33%		0.39%
Portfolio turnover rate	9%	(E)	37%		64%		7%		19%		38%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$17.19		$16.12		$13.20		$10.61		$10.68		$9.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06	) (A)	(0.13	) (A)	(0.03	) (A)	(0.04	) (A)	(0.05	) (A)	(0.05)
Net realized and unrealized gain (loss) on investments	1.32		2.49		2.95		2.63		-	*(B)	1.03

Total from investment operations	1.26		2.36		2.92		2.59		(0.05)		0.98

LESS DISTRIBUTIONS:
From net investment income	-		(0.03)		-		-		(0.02)		(0.03)
From net realized gains on investments	(1.78)		(1.26)		-		-		-		-

Total distributions	(1.78)		(1.29)		-		-		(0.02)		(0.03)

Net asset value, end of period	$16.67		$17.19		$16.12		$13.20		$10.61		$10.68

Total return (C)(D)	7.60%	(E)	15.21%		22.12%		24.41%		(0.52)%		10.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,300		$16,778		$13,649		$10,669		$8,903		$9,484
Ratios to average net assets
Expenses, before waiver and reimbursement	2.43%	(F)	2.25%		-		-		-		-
Expenses, net waiver and reimbursement	2.38%	(F)	2.24%		2.23%		2.32%		2.26%		2.33%
Net investment loss, before waiver and reimbursement	(0.78)%	(F)	(0.78)%		-		-		-		-
Net investment loss, net waiver and reimbursement	(0.73)%	(F)	(0.77)%		(0.19)%		(0.32)%		(0.43)%		(0.35)%
Portfolio turnover rate	9%	(E)	37%		64%		7%		19%		38%
*Amount	is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$19.63		$18.13		$18.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.05		0.03
Net realized and unrealized gain (loss) on investments	1.51		2.82	(F)	(0.09)

Total from investment operations	1.54		2.87		(0.06)

LESS DISTRIBUTIONS:
From net investment income	-		(0.11)		-
From net realized gains on investments	(1.78)		(1.26)		-

Total distributions	(1.78)		(1.37)		-

Net asset value, end of period	$19.39		$19.63		$18.13

Total return (C)	17.06%	(D)	16.09%		(0.33)%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,258		$1,442		$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.43%	(E)	1.23%		-
Expenses, net waiver and reimbursement	1.38%	(E)	1.23%		1.24%	(E)
Net investment income, before waiver and reimbursement	0.24%	(E)	0.25%		-
Net investment income, net waiver and reimbursement	0.29%	(E)	0.26%		0.80%	(E)
Portfolio turnover rate	9%	(D)	37%		64%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the priod, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transsactions for the period.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011	For the Year ended September 30, 2010
	(Unaudited)
Net asset value, beginning of period	$10.43		$10.43	$10.87	$10.72	$10.56	$10.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (A)	0.07		0.18	0.18	0.22	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.14		0.09	(0.49)	0.18	0.18	0.42

Total from investment operations	0.21		0.27	(0.31)	0.40	0.46	0.71

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.25)	(0.13)	(0.22)	(0.30)	(0.29)
From net realized gains on investments	(0.02)		(0.03)	-	-	-	-
From return of capital	-		-	-	(0.03)	-	-

Total distributions	(0.09)		(0.28)	(0.13)	(0.25)	(0.30)	(0.29)

Net asset value, end of period	$10.55		$10.43	$10.43	$10.87	$10.72	$10.56

Total return (B)(C)	2.04%	(D)	2.64%	(2.82)%	3.73%	4.42%	7.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$70,602		$68,274	$67,558	$74,685	$59,405	$58,831
Ratios to average net assets
Expenses, before waiver and reimbursement	1.48%	(E)	1.30%	1.27%	1.31%	1.27%	1.36%
Expenses, net waiver and reimbursement	1.30%	(E)	1.14%	1.12%	1.16%	1.15%	1.21%
Net investment income, before waiver and reimbursement	1.13%	(E)	1.60%	1.54%	1.86%	2.58%	2.63%
Net investment income, net waiver and reimbursement	1.33%	(E)	1.75%	1.69%	2.01%	2.71%	2.78%
Portfolio turnover rate	5%	(D)	18%	25%	19%	22%	26%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010

	(Unaudited)
Net asset value, beginning of period	$10.07		$10.07		$10.51		$10.38		$10.22		$9.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(A)	0.10	(A)	0.10	(A)	0.13	(A)	0.20	(A)	0.21
Net realized and unrealized gain (loss) on investments	0.13		0.11		(0.48)		0.17		0.17		0.41

Total from investment operations	0.16		0.21		(0.38)		0.30		0.37		0.62

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.18)		(0.06)		(0.14)		(0.21)		(0.22)
From net realized gains on investments	(0.02)		(0.03)		-		-		-		-
From return of capital	-		-		-		(0.03)		-		-

Total distributions	(0.07)		(0.21)		(0.06)		(0.17)		(0.21)		(0.22)

Net asset value, end of period	$10.16		$10.07		$10.07		$10.51		$10.38		$10.22

Total return (B)(C)	1.62%	(D)	2.02%		(3.57)%		2.88%		3.68%		6.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,674		$7,120		$7,958		$8,997		$8,265		$8,438
Ratios to average net assets
Expenses, before waiver and reimbursement	2.23%	(E)	2.05%		2.03%		2.06%		2.23%		2.12%
Expenses, net waiver and reimbursement	2.05%	(E)	1.90%		1.88%		1.91%		1.90%		1.97%
Net investment income, before waiver and reimbursement	0.38%	(E)	0.85%		0.79%		1.12%		1.61%		1.88%
Net investment income, net waiver and reimbursement	0.58%	(E)	1.00%		0.94%		1.27%		1.95%		2.03%
Portfolio turnover rate	5%	(D)	18%		25%		19%		22%		26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)

	(Unaudited)
Net asset value, beginning of period	$10.36		$10.34		$10.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.41		0.04
Net realized and unrealized gain (loss) on investments	0.14		(0.08	) (F)	0.05

Total from investment operations	0.22		0.33		0.09

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.28)		(0.10)
From net realized gains on investments	(0.02)		(0.03)		-

Total distributions	(0.10)		(0.31)		(0.10)

Net asset value, end of period	$10.48		$10.36		$10.34

Total return (C)	2.31%	(D)	3.16%		0.90%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$524		$103		$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.23%	(E)	(0.44)%		1.02%	(E)
Expenses, net waiver and reimbursement	1.05%	(E)	(0.64)%		0.87%	(E)
Net investment income, before waiver and reimbursement	1.42%	(E)	3.72%		1.79%	(E)
Net investment income, net waiver and reimbursement	1.61%	(E)	3.92%		1.94%	(E)
Portfolio turnover rate	5%	(D)	18%		25%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the priod, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transsactions for the period.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010

	(Unaudited)
Net asset value, beginning of period	$9.49		$9.40		$9.46		$8.71		$9.10		$8.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(A)	0.44	(A)	0.49	(A)	0.54	(A)	0.54	(A)	0.60
Net realized and unrealized gain (loss) on investments	(0.25)		0.09		(0.08)		0.76		(0.39)		0.63

Total from investment operations	(0.05)		0.53		0.41		1.30		0.15		1.23

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.44)		(0.47)		(0.53)		(0.54)		(0.59)
From return of capital	-		-		-		(0.02)		-		-

Total distributions	(0.20)		(0.44)		(0.47)		(0.55)		(0.54)		(0.59)

Net asset value, end of period	$9.24		$9.49		$9.40		$9.46		$8.71		$9.10

Total return (B)(C)	(0.53)%	(D)	5.71%		4.42%		15.17%		1.48%		14.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$42,254		$41,038		$35,578		$33,392		$23,110		$21,617
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50%	(E)	1.28%		-		-		-		-
Expenses, net waiver and reimbursement	1.45%	(E)	1.28%		1.33%		1.39%		1.30%		1.43%
Net investment income, before waiver and reimbursement	4.29%	(E)	4.53%		-		-		-		-
Net investment income, net waiver and reimbursement	4.34%	(E)	4.53%		5.13%		5.84%		5.81%		6.72%
Portfolio turnover rate	16%	(D)	53%		56%		24%		60%		40%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011	For the Year ended September 30, 2010

	(Unaudited)
Net asset value, beginning of period	$9.57		$9.48	$9.55	$8.79	$9.17	$8.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.37	0.43	0.47	0.47	0.53
Net realized and unrealized gain (loss) on investments	(0.26)		0.09	(0.09)	0.77	(0.39)	0.66

Total from investment operations	(0.09)		0.46	0.34	1.24	0.08	1.19

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.37)	(0.41)	(0.46)	(0.46)	(0.53)
From return of capital	-		-	-	(0.02)	-	-

Total distributions	(0.16)		(0.37)	(0.41)	(0.48)	(0.46)	(0.53)

Net asset value, end of period	$9.32		$9.57	$9.48	$9.55	$8.79	$9.17

Total return (B)(C)	(0.92)%	(D)	4.89%	3.54%	14.33%	0.72%	14.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,801		$2,771	$2,236	$1,683	$1,194	$1,039
Ratios to average net assets
Expenses, before waiver and reimbursement	2.25%	(E)	2.03%	-	-	-	-
Expenses, net waiver and reimbursement	2.20%	(E)	2.03%	2.07%	2.14%	2.05%	2.18%
Net investment income, before waiver and reimbursement	3.54%	(E)	3.78%	-	-		-
Net investment income, net waiver and reimbursement	3.59%	(E)	3.79%	4.39%	5.08%	5.06%	5.99%
Portfolio turnover rate	16%	(D)	53%	56%	24%	60%	40%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)

	(Unaudited)
Net asset value, beginning of period	$9.50		$9.40	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.21		0.47	0.07
Net realized and unrealized gain (loss) on investments	(0.25)		0.10	(0.06)

Total from investment operations	(0.04)		0.57	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.47)	(0.09)

Total distributions	(0.21)		(0.47)	(0.09)

Net asset value, end of period	$9.25		$9.50	$9.40

Total return (C)	(0.41)%	(D)	6.07%	0.15%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,052		$241	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.25%	(E)	0.90%
Expenses, net waiver and reimbursement	1.20%	(E)	0.89%	1.08%	(E)
Net investment income, before waiver and reimbursement	4.57%	(E)	4.77%	-
Net investment income, net waiver and reimbursement	4.62%	(E)	4.78%	5.38%	(E)
Portfolio turnover rate	16%	(D)	53%	56%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Period ended September 30, 2012 (A)

	(Unaudited)
Net asset value, beginning of period	$12.31		$12.69	$10.17	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.08)		(0.08)	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.20)		0.37	2.58	0.32

Total from investment operations	(0.28)		0.29	2.52	0.17

LESS DISTRIBUTIONS:
From net investment income	-		(0.67)	-	-

Total distributions	-		(0.67)	-	-

Net asset value, end of period	$12.03		$12.31	$12.69	$10.17

Total return (C)(D)	(2.27)%	(E)	2.21%	24.78%	1.80%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,632		$13,792	$10,295	$7,983
Ratio of expenses to average net assets	2.13%	(F)	1.98%	2.24%	2.82%	(F)
Ratio of net investment loss to average net assets	(1.30)%	(F)	(0.64)%	(0.57)%	(1.48)%	(F)
Portfolio turnover rate	11%	(E)	11%	30%	37%	(E)

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Period ended September 30, 2012 (A)

	(Unaudited)
Net asset value, beginning of period	$12.05		$12.50	$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.12)		(0.18)	(0.13)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.20)		0.37	2.54	0.31

Total from investment operations	(0.32)		0.19	2.41	0.09

LESS DISTRIBUTIONS:
From net investment income	-		(0.64)	-	-

Total distributions	-		(0.64)	-	-

Net asset value, end of period	$11.73		$12.05	$12.50	$10.09

Total return (C)(D)	(2.66)%	(E)	1.40%	23.89%	1.00%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,657		$2,342	$943	$217
Ratio of expenses to average net assets	2.88%	(F)	2.74%	2.99%	3.53%	(F)
Ratio of net investment loss to average net assets	(2.05)%	(F)	(1.38)%	(1.32)%	(2.21)%	(F)
Portfolio turnover rate	11%	(E)	11%	30%	37%	(E)

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)

	(Unaudited)
Net asset value, beginning of period	$12.29		$12.67	$12.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.04)		(0.05)	0.01
Net realized and unrealized gain (loss) on investments	(0.22)		0.37	0.45

Total from investment operations	(0.26)		0.32	0.46

LESS DISTRIBUTIONS:
From net investment income	-		(0.70)	-

Total distributions	-		(0.70)	-

Net asset value, end of period	$12.03		$12.29	$12.67

Total return (C)	(2.12)%	(D)	2.36%	3.77%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$85		$13	$104	+
Ratio of expenses to average net assets	1.88%	(E)	1.78%	1.99%	(E)
Ratio of net investment loss to average net assets	(0.75)%	(E)	(0.36)%	(0.32)%	(E)
Portfolio turnover rate	11%	(D)	11%	30%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Period ended September 30, 2010 (A)

	(Unaudited)
Net asset value, beginning of period	$11.38		$11.12		$12.12		$11.28		$10.70		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02	) (B)	0.09	(B)	0.06	(B)	0.02	(B)	0.09	(B)	0.02
Net realized and unrealized gain (loss) on investments	0.11		0.25		(1.04)		1.62		0.54		1.08

Total from investment operations	0.09		0.34		(0.98)		1.64		0.63		1.10

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.05)		-		(0.10)		-		-
From net realized gains on investments	(0.01)		(0.03)		(0.02)		(0.66)		(0.05)		(0.21)
From return of capital	-		-		-		(0.04)		-		(0.19)

Total distributions	(0.13)		(0.08)		(0.02)		(0.80)		(0.05)		(0.40)

Net asset value, end of period	$11.34		$11.38		$11.12		$12.12		$11.28		$10.70

Total return (C)(D)	0.81%	(E)	3.06%		(8.09)%		14.87%		5.88%		10.97%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$55,700		$54,054		$51,859		$52,529		$43,670		$23,360
Ratios to average net assets
Expenses, before waiver and reimbursement	1.49%	(F)	1.28%		-		-		-		-
Expenses, net waiver and reimbursement	1.44%	(F)	1.28%		1.26%		1.33%		1.29%		1.51%	(F)
Net investment income (loss), before waiver and reimbursement	(0.45)%	(F)	0.78%		-		-		-		-
Net investment income (loss), net waiver and reimbursement	(0.40)%	(F)	0.78%		0.52%		0.20%		0.75%		0.13%	(F)
Portfolio turnover rate	8%	(E)	24%		56%		247%		64%		41%	(E)

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Period ended September 30, 2010 (A)

	(Unaudited)
Net asset value, beginning of period	$11.04		$10.82		$11.88		$11.09		$10.58		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06	) (B)	-	*(B)	(0.03	) (B)	(0.07	) (B)	0.02	(B)	(0.06)
Net realized and unrealized gain (loss) on investments	0.10		0.25		(1.01)		1.58		0.54		1.08

Total from investment operations	0.04		0.25		(1.04)		1.51		0.56		1.02

LESS DISTRIBUTIONS:
From net investment income	(0.03)		-		-		(0.02)		-		-
From net realized gains on investments	(0.01)		(0.03)		(0.02)		(0.66)		(0.05)		(0.21)
From return of capital	-		-		-		(0.04)		-		(0.23)

Total distributions	(0.04)		(0.03)		(0.02)		(0.72)		(0.05)		(0.44)

Net asset value, end of period	$11.04		$11.04		$10.82		$11.88		$11.09		$10.58

Total return (C)(D)	0.39%	(E)	2.27%		(8.75)%		13.91%		5.28%		10.18%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,872		$14,461		$16,718		$18,801		$13,100		$5,527
Ratios to average net assets
Expenses, before waiver and reimbursement	2.24%	(F)	2.04%		-		-		-		-
Expenses, net waiver and reimbursement	2.19%	(F)	2.03%		2.02%		2.09%		2.03%		2.28%	(F)
Net investment loss, before waiver and reimbursement	(1.18)%	(F)	(0.02)%		-		-		-		-
Net investment income (loss), net waiver and reimbursement	(1.13)%	(F)	(0.01)%		(0.25)%		(0.60)%		0.15%		(0.64)%	(F)
Portfolio turnover rate	8%	(E)	24%		56%		247%		64%		41%	(E)

*Amount is less than $0.005 per share.

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$11.36		$11.11	$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		0.18	0.01
Net realized and unrealized gain (loss) on investments	0.12		0.20	(0.01)

Total from investment operations	0.11		0.38	0.00

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.10)	-
From net realized gains on investments	(0.01)		(0.03)	-

Total distributions	(0.16)		(0.13)	-

Net asset value, end of period	$11.31		$11.36	$11.11

Total return (C)	0.96%	(D)	3.39%	0.00%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$184		$97	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.24%	(E)	0.74%	-
Expenses, net waiver and reimbursement	1.19%	(E)	0.72%	1.01%	(E)
Net investment income (loss), before waiver and reimbursement	(0.15)%	(E)	1.50%	-
Net investment income (loss), net waiver and reimbursement	(0.10)%	(E)	1.52%	0.77%	(E)
Portfolio turnover rate	8%	(D)	24%	56%	(D)

+Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class A Shares)
Selected data based on a share outstanding throughout each period

	Six Months		For the Year		For the Year		For the Year		For the Year		For the Year
	ended		ended		ended		ended		ended		ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
	2015		2014		2013		2012		2011		2010
	(Unaudited)
Net asset value, beginning of period	$8.90		$8.34		$7.44		$6.27		$6.49		$5.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.38	(A)	0.12	(A)	0.02	(A)	0.04	(A)	(0.02	) (A)	0.02
Net realized and unrealized gain (loss) on investments	(0.20)		0.45		0.93		1.13		(0.19)		0.50

Total from investment operations	0.18		0.57		0.95		1.17		(0.21)		0.52

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.01)		(0.05)		-		-		-
From return of capital	-		-		-		-		(0.01)		-

Total distributions	(0.11)		(0.01)		(0.05)		-		(0.01)		-

Net asset value, end of period	$8.97		$8.90		$8.34		$7.44		$6.27		$6.49

Total return (B)(C)	2.10%	(F)	6.82%		12.78%		18.66%		(3.29)%		8.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$37,630		$36,951		$34,466		$32,250		$31,269		$34,098
Ratio of expenses to average net assets (D)	1.31%	(G)	1.07%		1.08%		1.15%		1.05%		1.11%
Ratio of net investment income (loss), to average net assets (D)(E)	8.67%	(G)	1.34%		0.24%		(0.60)%		(0.23)%		0.30%
Portfolio turnover rate	8%	(F)	14%		19%		33%		22%		25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class C Shares)
Selected data based on a share outstanding throughout each period

	Six Months		For the Year		For the Year		For the Year		For the Year		For the Year
	ended		ended		ended		ended		ended		ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
	2015		2014		2013		2012		2011		2010
	(Unaudited)
Net asset value, beginning of period	$8.15		$7.69		$6.87		$5.82		$6.09		$5.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.32	(A)	0.03	(A)	(0.04	) (A)	(0.01	) (A)	(0.07	) (A)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.18)		0.43		0.86		1.06		(0.20)		0.48

Total from investment operations	0.14		0.46		0.82		1.05		(0.27)		0.45

LESS DISTRIBUTIONS:
From net investment income	(0.05)		-		-		-		-		-

Total distributions	(0.05)		-		-		-		-		-

Net asset value, end of period	$8.24		$8.15		$7.69		$6.87		$5.82		$6.09

Total return (B)(C)	1.78%	(F)	5.98%		11.94%		18.04%		(4.43)%		7.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,402		$8,842		$7,668		$6,836		$6,446		$6,950
Ratio of expenses to average net assets (D)	2.06%	(G)	1.82%		1.83%		1.90%		1.82%		1.86%
Ratio of net investment income (loss), to average net assets (D)(E)	7.95%	(G)	0.50%		(0.52)%		(0.22)%		(1.00)%		(0.46)%
Portfolio turnover rate	8%	(F)	14%		19%		33%		22%		25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class A Shares)
Selected data based on a share outstanding throughout each period

	Six Months		For the Year		For the Year		For the Year		For the Year		For the Year
	ended		ended		ended		ended		ended		ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
	2015		2014		2013		2012		2011		2010
	(Unaudited)
Net asset value, beginning of period	$11.01		$10.51		$9.95		$8.80		$8.83		$8.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(A)	0.14	(A)	0.03	(A)	0.07	(A)	0.04	(A)	0.09
Net realized and unrealized gain (loss) on investments	(0.08)		0.41		0.61		1.09		0.01		0.60

Total from investment operations	0.22		0.55		0.64		1.16		0.05		0.69

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.05)		(0.08)		(0.01)		(0.08)		(0.11)
From net realized gains on investments	(0.33)		-		-		-		-		-

Total distributions	(0.39)		(0.05)		(0.08)		(0.01)		(0.08)		(0.11)

Net asset value, end of period	$10.84		$11.01		$10.51		$9.95		$8.80		$8.83

Total return (B)(C)	1.97%	(F)	5.23%		6.44%		13.22%		0.50%		8.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,196		$47,543		$44,238		$40,042		$35,331		$35,031
Ratio of expenses to average net assets (D)	1.27%	(G)	1.05%		1.05%		1.11%		1.05%		1.13%
Ratio of net investment income to average net assets (D)(E)	5.56%	(G)	1.26%		0.25%		0.71%		0.48%		1.07%
Portfolio turnover rate	8%	(F)	19%		22%		32%		23%		31%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class C Shares)
Selected data based on a share outstanding throughout each period

	Six Months		For the Year		For the Year		For the Year		For the Year		For the Year
	ended		ended		ended		ended		ended		ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
	2015		2014		2013		2012		2011		2010
	(Unaudited)
Net asset value, beginning of period	$10.22		$9.79		$9.27		$8.24		$8.32		$7.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.25	(A)	0.03	(A)	(0.05	) (A)	(0.01	) (A)	(0.02	) (A)	0.02
Net realized and unrealized gain (loss) on investments	(0.09)		0.40		0.57		1.04		-	*	0.57

Total from investment operations	0.16		0.43		0.52		1.03		(0.02)		0.59

LESS DISTRIBUTIONS:
From net investment income	-		-		-		-		(0.06)		(0.10)
From net realized gains on investments	(0.33)		-		-		-		-		-

Total distributions	(0.33)		-		-		-		(0.06)		(0.10)

Net asset value, end of period	$10.05		$10.22		$9.79		$9.27		$8.24		$8.32

Total return (B)(C)	1.56%	(F)	4.39%		5.61%		12.50%		(0.25)%		7.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,962		$12,359		$10,419		$9,191		$7,963		$7,365
Ratio of expenses to average net assets (D)	2.02%	(G)	1.79%		1.80%		1.86%		1.80%		1.88%
Ratio of net investment income (loss), to average net assets (D)(E)	4.89%	(G)	0.41%		(0.50)%		(0.06)%		(0.27)%		0.29%
Portfolio turnover rate	8%	(F)	19%		22%		32%		23%		31%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class A Shares)
Selected data based on a share outstanding throughout the period

	Six Months		For the Year	For the
	ended		ended	Period ended
	March 31,		September 30,	September 30, 2013
	2015		2014	(A)
	(Unaudited)
Net asset value, beginning of period	$10.23		$10.53	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.02)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.67)		0.08	0.61

Total from investment operations	(1.70)		0.06	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.04)		-	-
From net realized gains on investments	(0.54)		(0.36)	-

Total distributions	(0.58)		(0.36)	-

Net asset value, end of period	$7.95		$10.23	$10.53

Total return (C)(D)	(16.96)%	(E)	0.61%	5.30%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,536		$10,803	$8,675
Ratios to average net assets
Expenses, before waiver and reimbursement	2.57%	(F)	2.55%	-
Expenses, net waiver and reimbursement	2.52%	(F)	2.55%	3.03%	(F)
Net investment loss, before waiver and reimbursement	(0.70)%	(F)	(0.19)%	-
Net investment loss, net waiver and reimbursement	(0.65)%	(F)	(0.19)%	(0.95)%	(F)
Portfolio turnover rate	12%	(E)	39%	19%	(E)

(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class C Shares)
Selected data based on a share outstanding throughout the period

	Six Months		For the Year	For the
	ended		ended	Period ended
	March 31,		September 30,	September 30, 2013
	2015		2014	(A)
	(Unaudited)
Net asset value, beginning of period	$10.09		$10.48	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.06)		(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.63)		0.06	0.60

Total from investment operations	(1.69)		(0.03)	0.48

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.54)		(0.36)	-

Total distributions	(0.54)		(0.36)	-

Net asset value, end of period	$7.86		$10.09	$10.48

Total return (C)(D)	(17.10)%	(E)	(0.27)%	4.80%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$742		$883	$291
Ratios to average net assets
Expenses, before waiver and reimbursement	3.32%	(F)	3.25%	-
Expenses, net waiver and reimbursement	3.27%	(F)	3.25%	3.76%	(F)
Net investment loss, before waiver and reimbursement	(1.46)%	(F)	(0.83)%	-
Net investment loss, net waiver and reimbursement	(1.41)%	(F)	(0.83)%	(1.39)%	(F)
Portfolio turnover rate	12%	(E)	39%	19%	(E)

(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)

	(Unaudited)
Net asset value, beginning of period	$10.25		$10.53		$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		0.03		-	*
Net realized and unrealized gain (loss) on investments	(1.67)		0.05	(F)	0.57

Total from investment operations	(1.69)		0.08		0.57

LESS DISTRIBUTIONS:
From net investment income	(0.06)		-		-
From net realized gains on investments	(0.54)		(0.36)		-

Total distributions	(0.60)		(0.36)		-

Net asset value, end of period	$7.96		$10.25		$10.53

Total return (C)	(16.81)%	(D)	0.81%		5.72%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$405		$333		$106	+
Ratios to average net assets
Expenses, before waiver and reimbursement	2.32%	(E)	2.25%		-
Expenses, before waiver and reimbursement	2.27%	(E)	2.25%		2.78%	(E)
Net investment income (loss), before waiver and reimbursement	(0.49%)	(E)	0.25%		-
Net investment income (loss), net waiver and reimbursement	(0.44%)	(E)	0.26%		(0.70%)	(E)
Portfolio turnover rate	12%	(D)	39%		19%	(D)

* Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the priod, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transsactions for the period.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class A Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Period ended September 30, 2014 (A)

	(Unaudited)
Net asset value, beginning of period	$10.95		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)		(0.02)
Net realized and unrealized gain on investments	0.19		0.97

Total from investment operations	0.17		0.95

Net asset value, end of period	$11.12		$10.95

Total return (C,D,E)	1.55%		9.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$29,540		$24,272
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.72%		1.68%
Expenses, net waiver and reimbursement (F)	1.67%		1.67%
Net investment loss, before waiver and reimbursement (F)	(0.45%	)	(0.21%	)
Net investment loss, net waiver and reimbursement (F)	(0.40%	)	(0.21%	)
Portfolio turnover rate (E)	24%		21%

(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class C Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Period ended September 30, 2014 (A)

	(Unaudited)
Net asset value, beginning of period	$10.87		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)		(0.08)
Net realized and unrealized gain on investments	0.19		0.95

Total from investment operations	0.13		0.87

Net asset value, end of period	$11.00		$10.87

Total return (C,D,E)	1.20%		8.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,464		$2,081
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.47%		2.20%
Expenses, net waiver and reimbursement (F)	2.42%		2.19%
Net investment loss, before waiver and reimbursement (F)	(1.19%	)	(0.72%	)
Net investment loss, net waiver and reimbursement (F)	(1.14%	)	(0.70%	)
Portfolio turnover rate (E)	24%		21%

(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	Six Months ended March 31, 2015		For the Period ended September 30, 2014 (A)

	(Unaudited)
Net asset value, beginning of period	$10.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(B)	(0.01)		0.04
Net realized and unrealized gain on investments	0.20		0.92	(F)

Total from investment operations	0.19		0.96

Net asset value, end of period	$11.15		$10.96

Total return (C,D)	1.73%		9.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,714		$1,507
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.47%		1.18%
Expenses, net waiver and reimbursement (E)	1.42%		1.16%
Net investment income (loss), before waiver and reimbursement (E)	(0.20%	)	0.30%
Net investment income (loss), net waiver and reimbursement (E)	(0.15%	)	0.31%
Portfolio turnover rate (D)	24%		21%

(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the priod, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transsactions for the period.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
March 31, 2015 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. As of March 31, 2015, the Trust consisted of fifteen series. These financial statements include the following thirteen series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s Advisor believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), and Treasury Inflation Protected Securities (“TIPS”). The Fund is non-diversified.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 6-18% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; approximately 2-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; and approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 2-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 6-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-10% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; and approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund.

The Timothy Plan Emerging Markets Fund commenced operations on December 3, 2012. The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in countries that the Fund’s Advisor believes are experiencing rapid or above average growth or industrialization through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Growth & Income Fund commenced operations on October 1, 2013. The Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its investment objectives by employing a proprietary investment model to select equity securities for the Fund that the Fund’s Advisor believes are undervalued and more likely to appreciate. The Fund’s Advisor focuses on characteristics such as management commitment, value and neglect, and on equity securities that are underrepresented by institutional investors. The Fund’s Advisor also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets and other financial statement data, as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges. For the Fund, the Fund’s Advisor refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range. The Fund’s Advisor normally will sell a security when the investment no longer meets the Fund’s Advisor investment criteria.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is FIFO (first-in-first-out). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund have made certain investments in REITs and Master Limited Partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

E.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

F.	CLASSES

There are three classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

G.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

H.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended March 31, 2015, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2011, or since inception if after 2011, and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

I.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

J.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds. Reclassifications for the fiscal year ended September 30, 2014 are as follows:

		Undistributed
		Ordinary	Undistributed Long-
Fund	Paid In Capital	Income (Loss)	Term Gains (Loss)

Aggressive Growth Fund	$-	$479,095	$(479,095)

International Fund	(93,192)	117,353	(24,161)

Large/Mid Cap Growth Fund	-	152,300	(152,300)

Small Cap Value Fund	-	278,303	(278,303)

Large/Mid Cap Value Fund	24,511	185,080	(209,591)

Fixed Income Fund	-	220,543	(220,543)

Israel Common Values Fund	-	25,397	(25,397)

Defensive Strategies Fund	(8,409)	14,427	(6,018)

Emerging Markets Fund	-	16,296	(16,296)

Growth & Income Fund	(17,286)	17,286	-

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

●Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2015:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,977,692	$-	$-	$24,977,692
Master Limited Partnerships	388,377	-	-	388,377
REITs	48,167	-	-	48,167
Money Market Fund	741,420	-	-	741,420
Total	$26,155,656	$-	$-	$26,155,656

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$58,578,041	$-	$-	$58,578,041
Exchange Traded Fund	100,368			100,368
Money Market Fund	5,346,846	-	-	5,346,846
Total	$64,025,255	$-	$-	$64,025,255

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$64,968,374	$-	$-	$64,968,374
Master Limited Partnerships	1,157,243	-	-	1,157,243
Money Market Fund	2,998,160	-	-	2,998,160
Total	$69,123,777	$-	$-	$69,123,777

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$65,469,584	$-	$-	$65,469,584
Master Limited Partnerships	1,150,412			1,150,412
REITs	7,662,900	-	-	7,662,900
Money Market Fund	18,144,332	-	-	18,144,332
Total	$92,427,228	$-	$-	$92,427,228

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$131,826,113	$-	$-	$131,826,113
Master Limited Partnerships	3,186,954	-	-	3,186,954
REITs	5,051,952	-	-	5,051,952
Money Market Fund	36,783,614	-	-	36,783,614
Total	$176,848,633	$-	$-	$176,848,633

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$27,335,515	$-	$27,335,515
Government Notes & Bonds	-	21,223,122	-	21,223,122
Government Mortgage-Backed Securities	-	23,893,851	-	23,893,851
Money Market Fund	6,731,913	-	-	6,731,913
Total	$6,731,913	$72,452,488	$-	$79,184,401

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$42,251,673	$-	$42,251,673
Money Market Fund	3,111,636	-	-	3,111,636
Total	$3,111,636	$42,251,673	$-	$45,363,309

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,610,698	$-	$-	$15,610,698
Exchange Traded Fund	26,568	-	-	26,568
REITs	347,189	-	-	347,189
Money Market Fund	1,428,332	-	-	1,428,332
Total	$17,412,787	$-	$-	$17,412,787

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,983,787	$-	$-	$14,983,787
REITs	16,923,233	-	-	16,923,233
Exchange Traded Funds	4,753,716	-	-	4,753,716
Government Mortgage-Backed Securities	-	1,765,187	-	1,765,187
Corporate Bonds	-	1,392,023	-	1,392,023
Treasury Inflation Protected Securities (TIPS)	-	16,452,097	-	16,452,097
Money Market Fund	13,393,817	-	-	13,393,817
Total	$50,054,553	$19,609,307	$-	$69,663,860

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$44,652,632	$-	$-	$44,652,632
Money Market Fund	1,425,831	-	-	1,425,831
Total	$46,078,463	$-	$-	$46,078,463

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$60,236,889	$-	$-	$60,236,889
Total	$60,236,889	$-	$-	$60,236,889

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,264,386	$11,116	$-	$10,275,502
Preferred Stock	887,745	-	-	887,745
REITs	433,241	-	-	433,241
Money Market Fund	223,339	-	-	223,339
Total	$11,808,711	$11,116	$-	$11,819,827

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,613,657	$-	$-	$18,613,657
Exchange Traded Funds	157,422	-	-	157,422
REITs	19,800	-	-	19,800
Corporate Bonds	-	510,804	-	510,804
Government Notes & Bonds	-	15,153,462	-	15,153,462
Money Market Fund	981,542	-	-	981,542
Total	$19,772,421	$15,664,266	$-	$35,436,687

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting year end in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the six-months ended March 31, 2015, there were no transfers in or out of Level 1 & Level 2. The Funds’ policy is to recognize transfers at the end of the reporting period.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six-months ended March 31, 2015:

	Purchases		Sales
	U.S. Gov’t		U.S. Gov’t
Fund	Obligations	Other	Obligations	Other
Aggressive Growth	$-	$23,874,199	$-	$23,826,526
International	-	10,408,195	-	8,412,599
Large/Mid Cap Growth	-	31,864,489	-	30,933,612
Small Cap Value	-	6,048,809	-	21,141,989
Large/Mid Cap Value	-	12,478,625	-	33,366,334
Fixed Income	3,751,921	-	-	4,478,479
High Yield Bond	-	7,233,410	-	6,654,080
Israel Common Values	-	2,307,033	-	1,638,007
Defensive Strategies	396,483	4,336,677	1,380,263	12,536,388
Strategic Growth	-	3,637,233	-	3,715,606
Conservative Growth	-	5,634,026	-	4,611,250
Emerging Markets	-	3,773,946	-	1,423,883
Growth & Income	4,602,160	10,393,868	3,129,695	4,009,615

Note 4 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 27, 2015. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Emerging Markets Fund to 1.15%; from the International Fund to 0.95%; from the Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Growth & Income Fund, and the Large/Mid Cap Value Fund to 0.80%; from the Aggressive Growth Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; and from the Fixed Income Fund to 0.40%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

For the six-months ended March 31, 2015, TPL waived and reimbursed the Funds as follows:

Fund	Six Months March 31, 2015
Aggressive Growth Fund	$12,094
International Fund	14,826
Large/Mid Cap Growth Fund	16,170
Small Cap Value Fund	21,962
Large/Mid Cap Value Fund	41,455
Fixed Income Fund	78,661
High Yield Bond Fund	11,046
Defensive Strategies Fund	17,299
Emerging Markets Fund	2,904
Growth & Income Fund	7,786

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

 Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, Timothy Plan Emerging Markets, and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

For the six-months ended March 31, 2015, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Six-Months Ended March 31, 2015
Aggressive Growth	$43,930
International	85,705
Large/Mid Cap Growth	104,105
Small Cap Value	141,601
Large/Mid Cap Value	270,948
Fixed Income	125,256
High Yield Bond	64,680
Israel Common Values	28,284
Defensive Strategies	139,221
Strategic Growth	32,333
Conservative Growth	45,933
Emerging Markets	17,138
Growth & Income	47,748

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six-months ended March 31, 2015, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

	Sales Charges	CDSC Fees

Fund	(Class A)	(Class C)
Aggressive Growth	$5,282	$185
International	8,026	133
Large/Mid Cap Growth	13,402	385
Small Cap Value	13,786	567
Large/Mid Cap Value	37,291	2,052
Fixed Income	16,240	181
High Yield Bond	8,386	614
Israel Common Values	5,890	802
Defensive Strategies	12,247	1,566
Strategic Growth	13,670	619
Conservative Growth	18,386	5,643
Emerging Markets	2,255	287
Growth & Income	20,932	95

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2015, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth	23.79%
International	32.00%
Large/Mid Cap Growth	24.78%
Small Cap Value	9.82%
Large/Mid Cap Value	9.26%
Fixed Income	33.36%
High Yield Bond	37.36%
Israel Common Values	43.32%
Defensive Strategies	28.61%
Emerging Markets	62.36%
Growth & Income	48.44%

Note 6 | Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Investment”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Investment at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Investment. The annual report of the Timothy Plan Fixed Income Fund, along with the report of the independent registered public accounting firm is included in the Investment’s N-CSR filing dated September 30, 2014, at ‘www.sec.gov’. As of March 31, 2015, the percentage of the Fund’s net assets invested in the Investment was 29.3%.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 7 | Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2014 and the fiscal year ended September 30, 2013 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value

Year ended September 30, 2014
Ordinary Income	$-	$1,012,067	$2,876,614	$3,326,167
Long-term Capital Gains	1,247,804	-	2,470,222	4,215,693
Return of Capital	-	-	-	-

	$1,247,804	$1,012,067	$5,346,836	$7,541,860

Year ended September 30, 2013
Ordinary Income	$-	$340,389	$1,453,446	$88,849
Long-term Capital Gains	-	-	1,289,229	-
Return of Capital	-	-	-	-

	$-	$340,389	$2,742,675	$88,849

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values*

Year ended September 30, 2014
Ordinary Income	$575,850	$1,715,115	$1,928,998	$683,503
Long-term Capital Gains	9,110,156	166,274	-	8,066
Return of Capital	-	-	-	-

	$9,686,006	$1,881,389	$1,928,998	$691,569

Year ended September 30, 2013
Ordinary Income	$358,626	$958,092	$1,871,417	$-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$358,626	$958,092	$1,871,417	$-

	Defensive Strategies	Strategic Growth	Conservative Growth	Emerging Markets*

Year ended September 30, 2014
Ordinary Income	$375,871	$35,399	$207,808	$363,300
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$375,871	$35,399	$207,808	$363,300

Year ended September 30, 2013
Ordinary Income	$132,486	$190,631	$306,954	$-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$132,486	$190,631	$306,954	$-

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $186,200 and $109,637 of allowable foreign tax credits from fiscal years ended September 30, 2014 and September 30, 2013, respectively, for the International Fund and $56,302 and $28,397 for the Israel Common Values Fund and Emerging Markets Fund for the fiscal year ended September 30, 2014 which have been passed through to the Funds’ underlying shareholders.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth	International	Large/Mid Cap Growth	Small Cap Value

Undistributed Ordinary Income	$197,089	$-	$1,104,440	$4,376,314
Long-Term Capital Gains	2,397,419	-	5,151,902	10,462,415
Capital Loss Carry Forward	-	(13,139,242)	-	-
Post October and Other Losses	-	(351,107)	-	-
Unrealized Appreciation (Depreciation)	2,473,283	6,540,463	8,569,800	5,428,534

	$5,067,791	$(6,949,886)	$14,826,142	$20,267,263

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values

Undistributed Ordinary Income	$1,373,623	$505,149	$63,801	$-
Long-Term Capital Gains	13,456,989	160,551	-	-
Capital Loss Carry Forward	-	-	(776,982)	-
Post October and Other Losses	-	-	-	(170,357)
Unrealized Appreciation (Depreciation)	32,723,280	590,904	212,414	1,562,942

	$47,553,892	$1,256,604	$(500,767)	$1,392,585

	Defensive Strategies	Strategic Growth	Conservative Growth	Emerging Markets

Undistributed Ordinary Income	$394,856	$534,610	$448,836	$135,308
Long-Term Capital Gains	72,087	-	1,521,658	535,959
Capital Loss Carry Forward	-	-	-	-
Post October and Other Losses	-	(5,814,245)	-	-
Unrealized Appreciation (Depreciation)	353,635	4,629,423	2,900,693	(662,019)

	$820,578	$(650,212)	$4,871,187	$9,248

	Growth & Income

Undistributed Ordinary Income	$-
Long-Term Capital Gains	-
Capital Loss Carry Forward	-
Post October and Other Losses	(40,690)
Unrealized Appreciation (Depreciation)	1,195,825

	$1,155,135

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for grantor trusts, partnerships and C Corporation return of capital distributions.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 8 | Capital Loss Carryforwards, Post October and Other Losses

At September 30, 2014, the following capital loss carryforwards are available to offset future capital gains.

	Capital Loss Carry Forward		Year	CLCF
Fund	Short-Term	Long-Term	Expiring	Utilized
International Fund	$2,868,555	$-	2016	$2,412,363
	8,833,573	-	2017	-
	592,985	-	2018	-
	844,129	-	2019	-
High Yield Bond Fund	776,982	-	2017	594,758
Strategic Growth Fund	1,855,585	-	2017	1,490,367
	125,171	-	2018
	3,833,489	-	2019

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Growth & Income Fund incurred and elected to defer such late year losses of $22,909.

Late year losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Post October Losses
International Fund	$351,107
Israel Common Values Fund	170,357
Growth & Income Fund	17,781

Note 9 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 27, 2015. The Trust’s Board considered, among others, the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2014.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Market Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the Brandes Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Brandes in light of the services provided by Brandes. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. In reaching that determination, the Board relied on reports describing the fees paid to Brandes and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Brandes’s services to the Fund, including the investment performance of the Fund under Brandes’s investment management. The Board generally approved of Brandes’s performance, noting that the Fund managed by Brandes invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not succumb to “style drift” in its management of the Funds’ assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Brandes Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Brandes Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement renewal.

Delaware Management Company; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Management Company (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

Delaware’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Core in light of the services provided by Core. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. In reaching that determination, the Board relied on reports describing the fees paid to Core and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund under Core’s investment management. The Board generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Core Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Core Sub-Advisory Agreement renewal.

James Investment Partners; Sub-Advisor to the Growth and Income Fund.

The Sub-Advisory Agreement between the Trust, TPL and James Investment Research, Inc. (“James”), on behalf of the Timothy Plan Growth and Income Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2015. The Board considered the following factors in arriving at its conclusions to renew the James Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by James in light of the services provided by James. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by James and paid out of the fees received by TPL were fair and reasonable in light of the services provided by James. In reaching that determination, the Board relied on reports describing the fees paid to James and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of James’s services to the Fund, including the investment performance of the Fund under James’s investment management. The Board generally approved of James’s performance, noting that the Fund managed by James invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that James did not succumb to “style drift” in its management of the Fund’s assets, and that James was committed to maintain its investment mandate, even if that meant under performance during periods when that style was

Notes to Financial Statements
March 31, 2015 (Unaudited) (Continued)

Timothy Plan Family of Funds

out of favor. The Board noted with approval James’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether James’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the James Sub-Advisory Agreement because James was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the James Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the James Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the James Sub-Advisory Agreement renewal.

SUPPLEMENTAL INFORMATION – (Unaudited)
March 31, 2015

PROXY VOTING

At a Special Meeting of Shareholders on Wednesday, May 13, 2015, Trust shareholders of record as of the close of business on March 31, 2015 voted to approve the following proposal for the Timothy Plan Defensive Strategies Fund:

Proposal 1a: To amend the fundamental investment limitation with respect to borrowing money and issuing senior securities;

FOR	AGAINST	ABSTAIN
3,102,198	31,872	31,507

Proposal 1b: To amend the fundamental investment limitation with respect to purchasing and selling commodities, and to add a restriction allowing the Fund to purchase and sell gold and other precious metals in amounts not to exceed ten percent (10%) of the Fund’s net assets, in the aggregate;

FOR	AGAINST	ABSTAIN
3,101,481	29,941	34,154

Proposal 1c: To amend the fundamental investment limitation with respect to concentrating investments in a particular industry or group of industries;

FOR	AGAINST	ABSTAIN
3,103,975	31,069	30,533

Proposal 1d: To amend the fundamental investment limitation with respect to investing in real estate;

FOR	AGAINST	ABSTAIN
3,094,309	34,879	36,388

Proposal 1e: To amend the fundamental investment limitation with respect to underwriting securities;

FOR	AGAINST	ABSTAIN
3,093,132	31,407	41,036

Proposal 1f: To amend the fundamental investment limitation with respect to loans:

FOR	AGAINST	ABSTAIN
3,095,644	41,029	28,901

Proposal 1g: To eliminate fundamental investment limitations no longer required by law.

FOR	AGAINST	ABSTAIN
3,101,400	31,680	32,497

Expense Examples – (Unaudited)

March 31, 2015

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2014, through March 31, 2015.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,118.50	$ 9.61
Hypothetical - Class A **	$1,000.00	$1,015.86	$ 9.15
Actual - Class C *	$1,000.00	$1,113.70	$13.54
Hypothetical - Class C **	$1,000.00	$1,012.12	$12.89
Actual - Class I *	$1,000.00	$1,119.20	$ 8.30
Hypothetical - Class I **	$1,000.00	$1,017.10	$ 7.90

*

Expenses are equal to the Fund’s annualized expense ratio of 1.82% for Class A, 2.57% for Class C and 1.57% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.85% for Class A, 11.37% for Class C and 11.92% for Class I for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited) (Continued)

March 31, 2015

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,019.10	$ 9.09
Hypothetical - Class A **	$1,000.00	$1,015.93	$ 9.08
Actual - Class C *	$1,000.00	$1,016.10	$ 12.87
Hypothetical - Class C **	$1,000.00	$1,012.17	$ 12.84
Actual - Class I *	$1,000.00	$1,021.40	$ 7.86
Hypothetical - Class I **	$1,000.00	$1,017.15	$ 7.85

*

Expenses are equal to the Fund’s annualized expense ratio of 1.81% for Class A, 2.56% for Class C and 1.56% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.91% for Class A, 1.61% for Class C, and 2.14% for Class I for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,082.70	$ 8.93
Hypothetical - Class A **	$1,000.00	$1,016.36	$ 8.65
Actual - Class C *	$1,000.00	$1,079.40	$ 12.78
Hypothetical - Class C **	$1,000.00	$1,012.64	$ 12.37
Actual - Class I *	$1,000.00	$1,083.50	$ 7.61
Hypothetical - Class I **	$1,000.00	$1,017.62	$ 7.37

*

Expenses are equal to the Fund’s annualized expense ratio of 1.72% for Class A, 2.47% for Class C and 1.47% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.27% for Class A, 7.94% for Class C, and 8.35% for Class I for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,111.60	$ 8.85
Hypothetical - Class A **	$1,000.00	$1,016.55	$ 8.45
Actual - Class C *	$1,000.00	$1,107.10	$ 12.77
Hypothetical - Class C **	$1,000.00	$1,012.81	$ 12.20
Actual - Class I *	$1,000.00	$1,112.90	$ 7.53
Hypothetical - Class I **	$1,000.00	$1,017.80	$ 7.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.68% for Class A, 2.43% for Class C, and 1.43% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.16% for Class A, 10.71% for Class C and 11.29% for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)
March 31, 2015

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,080.10	$ 8.45
Hypothetical - Class A **	$1,000.00	$1,016.80	$ 8.20
Actual - Class C *	$1,000.00	$1,076.00	$12.32
Hypothetical - Class C **	$1,000.00	$1,013.06	$11.94
Actual - Class I *	$1,000.00	$1,170.60	$ 7.47
Hypothetical - Class I **	$1,000.00	$1,018.05	$ 6.94

*

Expenses are equal to the Fund’s annualized expense ratio of 1.63% for Class A, 2.38% for Class C, and 1.38% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.01% for Class A, 7.60% for Class C, and 17.06% for Class I for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,020.40	$ 6.55
Hypothetical - Class A **	$1,000.00	$1,018.44	$ 6.55
Actual - Class C *	$1,000.00	$1,016.20	$10.31
Hypothetical - Class C **	$1,000.00	$1,014.70	$10.30
Actual - Class I *	$1,000.00	$1,023.10	$ 5.30
Hypothetical - Class I **	$1,000.00	$1,019.69	$ 5.29

*

Expenses are equal to the Fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, and 1.05% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.04% for Class A, 1.62% for Class C, and 2.31% for Class I for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$ 994.70	$ 7.22
Hypothetical - Class A **	$1,000.00	$1,017.69	$ 7.31
Actual - Class C *	$1,000.00	$ 990.80	$10.93
Hypothetical - Class C **	$1,000.00	$1,013.95	$11.06
Actual - Class I *	$1,000.00	$ 995.90	$ 5.98
Hypothetical - Class I **	$1,000.00	$1,018.94	$ 6.05

*

Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, 2.20% for Class C, and 1.20% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.53)% for Class A, (0.92)% for Class C, and (0.41)% for Class I for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)
March 31, 2015

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,008.10	$ 7.22
Hypothetical - Class A **	$1,000.00	$1,017.74	$ 7.25
Actual - Class C *	$1,000.00	$1,003.90	$10.95
Hypothetical - Class C **	$1,000.00	$1,014.01	$11.00
Actual - Class I *	$1,000.00	$1,009.60	$ 5.97
Hypothetical - Class I **	$1,000.00	$1,018.99	$ 6.00

*

Expenses are equal to the Fund’s annualized expense ratio of 1.44% for Class A, 2.19% for Class C and 1.19% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.81% for Class A, 0.39% for Class C and 0.96% for Class I for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,021.00	$ 6.60
Hypothetical - Class A **	$1,000.00	$1,018.40	$ 6.59
Actual - Class C *	$1,000.00	$1,017.80	$10.36
Hypothetical - Class C **	$1,000.00	$1,014.67	$10.34

*

Expenses are equal to the Fund’s annualized expense ratio of 1.31% for Class A and 2.06% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.10% for Class A and 1.78% for Class C for the six-month period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,019.70	$ 6.41
Hypothetical - Class A **	$1,000.00	$1,018.58	$ 6.41
Actual - Class C *	$1,000.00	$1,015.60	$10.15
Hypothetical - Class C **	$1,000.00	$1,014.86	$10.15

*

Expenses are equal to the Fund’s annualized expense ratio of 1.27% for Class A and 2.02% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.97% for Class A and 1.56% for Class C for the six-month period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)
March 31, 2015

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$ 977.30	$10.50
Hypothetical - Class A **	$1,000.00	$ 1,014.31	$10.69
Actual - Class C *	$1,000.00	$ 973.40	$14.17
Hypothetical - Class C **	$1,000.00	$ 1,010.58	$14.43
Actual - Class I *	$1,000.00	$ 978.80	$ 9.27
Hypothetical - Class I **	$1,000.00	$ 1,015.56	$ 9.44

*

Expenses are equal to the Fund’s annualized expense ratio of 2.13% for Class A, 2.88% for Class C and 1.88% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (2.27)% for Class A, (2.66)% for Class C and (2.12)% for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

EMERGING MARKETS FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$ 830.40	$11.52
Hypothetical - Class A **	$1,000.00	$ 1,012.34	$12.66
Actual - Class C *	$1,000.00	$ 829.00	$14.91
Hypothetical - Class C **	$1,000.00	$ 1,008.62	$16.38
Actual - Class I *	$1,000.00	$ 831.90	$10.37
Hypothetical - Class I **	$1,000.00	$ 1,013.61	$11.40

*

Expenses are equal to the Fund’s annualized expense ratio of 2.52% for Class A, 3.27% for Class C and 2.27% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (16.96)% for Class A, (17.10)% for Class C and (16.81)% for Class I for the period of October 1, 2014, to March 31, 2015 .

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2014	3/31/2015	10/1/2014 through 3/31/2015
Actual - Class A *	$1,000.00	$1,015.50	$ 8.42
Hypothetical - Class A **	$1,000.00	$1,016.58	$ 8.42
Actual - Class C *	$1,000.00	$1,012.00	$12.16
Hypothetical - Class C **	$1,000.00	$1,012.84	$12.17
Actual - Class I ***	$1,000.00	$1,017.30	$ 7.17
Hypothetical - Class I **	$1,000.00	$1,017.83	$ 7.17

*

Expenses are equal to the Fund’s annualized expense ratio of 1.67% for Class A, 2.42% for Class C and 1.42% for Class I , which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.55% for Class A, 1.20% for Class C and 1.73% for Class I, for the period of October 1, 2014, to March 31, 2015.

**	Assumes a 5% return before expenses.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

•        Social Security Number

•        Assets

•        Retirement Assets

•        Transaction History

•        Checking Account History

•        Purchase History

•        Account Balances

•        Account Transactions

•        Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

•       Open an account

•       Provide account information

•       Give us your contact information

•       Make deposits or withdrawals from your account

•       Make a wire transfer

•       Tell us where to send the money

•       Tell us who receives the money

•       Show your government-issued ID

•       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•       Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

•       Affiliates from using your information to market to you.

•       Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non- financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. • The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

BOARD OF TRUSTEES
Arthur D. Ally
Kenneth Blackwell
Joseph E. Boatwright
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Charles E. Nelson
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright St., Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David Jones & Assoc., P.C. 422 Fleming St. Key West, FL 33040

HEADQUARTERS

The Timothy Plan
1055 Maitland Center Commons

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the

Funds. It is not authorized for distribution to prospective investors in the

Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

Maitland, Florida 32751 (800) 846-7526 www.timothyplan.com invest@timothyplan.com SHAREHOLDER SERVICES Gemini Fund Services, LLC 17605 Wright St., Suite 2 Omaha, NE 68130 (800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/2/15